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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05300

Evergreen Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eight of its series, Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, for the quarter ended April 30, 2010. These series have January 31 fiscal year end.

Date of reporting period: April 30, 2010

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
CONTINUING CARE RETIREMENT COMMUNITY 0.9%
California CDA RRB, Univ. Retirement Proj., Ser. 2003, 0.25%, VRDN, (LOC: Bank of America Corp.)	$3,800,000	$3,800,000
California Fin. Auth. Hlth. Facs. RB, Northern Presbyterian Homes & Svcs., Inc., Ser. 2004, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	195,000	195,000

		3,995,000

EDUCATION 2.2%
California Assn. of Bay Area Govts. Fin. Auth. for Nonprofit Corp. RB, The Wright Institute, 0.50%, VRDN, (LOC: Allied Irish Banks plc)	2,800,000	2,800,000
California CDA RB, Ctr. for Early Ed., 0.60%, VRDN, (LOC: Allied Irish Banks plc)	690,000	690,000
California Edl. Facs. Auth. RRB, Eclipse Funding Trust, Pepperdine Univ., 0.30%, VRDN, (Liq.: U.S. Bank NA)	2,190,000	2,190,000
California Fin. Auth. RB, Kehillah Jewish High Sch., Ser. 2009, 0.28%, VRDN, (LOC: California Bank & Trust & Insd. by FHLB)	2,700,000	2,700,000
California Infrastructure & EDRB, St. Margaret Episcopal Sch., Ser. 2008, 0.60%, VRDN, (LOC: Allied Irish Banks plc)	1,000,000	1,000,000

		9,380,000

GENERAL OBLIGATION – LOCAL 13.9%
California Irvine Water District GO, 0.22%, VRDN, (LOC: State Street Corp.)	4,000,000	4,000,000
Grossmont, CA High Sch. Dist. GO, California Sch. Deutsche Bank Spears Trust:
Ser. DB-477, 0.29%, VRDN, (Liq.: Deutsche Bank AG)	2,900,000	2,900,000
Ser. DBE-637, 0.29%, VRDN, (Liq.: Deutsche Bank AG)	8,800,000	8,800,000
Hanford, CA Joint Union High Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DBE-675, 0.29%, VRDN, (Gtd. by & Liq.: Deutsche Bank AG)	7,387,000	7,387,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, Ser. 2007, 0.30%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	3,500,000	3,500,000
Imperial, CA Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Ser. 444, 0.29%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	600,000	600,000
Oakland, CA GO, TRAN, Ser. A, 2.50%, 07/16/2010, (Insd. by FSA)	14,075,000	14,122,381
Peralta, CA Cmnty. College Dist. GO, PUTTER, Ser. D, 0.30%, VRDN, (Insd. & Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
Sierra, CA Joint Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Sch. Facs. Impt. Dist. 1 & 2, Ser. B, 0.30%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	5,315,000	5,315,000
Vacaville, CA Unified Sch. Dist. GO, Eclipse Funding Trust, Ser. 2007-0079, 0.30%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bank NA)	10,245,000	10,245,000

		58,869,381

GENERAL OBLIGATION – STATE 14.0%
California GO:
Ser. 2003-C-1, 0.28%, VRDN, (LOC: Bank of America Corp.)	4,750,000	4,750,000
Ser. A-1, 0.32%, VRDN, (LOC: Fortis Bank)	8,700,000	8,700,000
Ser. A-2, 0.21%, VRDN, (LOC: Bank of Montreal)	7,400,000	7,400,000
Ser. B-2, 0.28%, VRDN, (LOC: Societe Generale)	5,100,000	5,100,000
Ser. B-3, 0.22%, VRDN, (LOC: CitiBank NA)	300,000	300,000
Ser. C-5, 0.26%, VRDN, (LOC: Bank of America Corp.)	7,000,000	7,000,000
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000, 0.33%, VRDN, (LOC: Branch Banking & Trust Co.)	15,720,000	15,720,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 0.29%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,510,000	3,510,000
Texas GO, TRAN, Ser. 2009, 2.50%, 08/31/2010	7,000,000	7,046,477

		59,526,477

HOSPITAL 3.4%
California CDA RB:
Rady Children’s Hosp., Ser. 2008-B, 0.25%, VRDN, (LOC: Bank of the West)	6,500,000	6,500,000
Sutter Hlth. Svcs., Ser. 3102, 0.29%, VRDN, (Liq.: Morgan Stanley)	886,000	886,000
California Hlth. Facs. Fin. Auth. RB, Ser. 3103, 0.33%, VRDN, (Liq.: Morgan Stanley)	7,000,000	7,000,000

		14,386,000

1

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 19.8%
California CDA MHRB, La Puente Apts., Ser. JJ, 0.31%, VRDN, (LOC: U.S. Bank NA)	$475,000	$475,000
California CDA MHRRB:
PUTTER:
Ser. 2680, 0.40%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	14,100,000	14,100,000
Ser. 2681, 0.55%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	1,300,000	1,300,000
Seasons at Lakewood Apts., 0.34%, VRDN, (Insd. by & Liq.: FNMA)	3,200,000	3,200,000
California HFA Home Mtge. RB:
ROC-RR-II-R-11640, 0.37%, VRDN, (Insd. by GNMA & Liq.: CitiBank NA)	2,940,000	2,940,000
Ser. 2005-H, 0.27%, VRDN, (LOC: FHLMC & FNMA)	5,000,000	5,000,000
FHLMC MHRB:
Ser. M001, Class A, 0.36%, VRDN, (Insd. by & Liq.: FHLMC)	2,864,752	2,864,752
Ser. M007, Class A, 0.36%, VRDN, (Insd. by & Liq.: FHLMC)	10,556,976	10,556,976
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A:
0.35%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,905,000	3,905,000
0.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	31,200,000	31,200,000
Modesto, CA MHRRB, Shadowbrook Apts., Ser. 2001-A, 0.31%, VRDN, (Liq.: FNMA)	700,000	700,000
New York, NY Hsg. Dev. Corp. MHRB, Ser. H-2-A, 0.29%, VRDN, (SPA: Dexia SA)	700,000	700,000
Oakland, CA Redev. Agcy. MHRB, 0.42%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc )	100,000	100,000
Orange Cnty., CA Apt. Dev. RRB:
Villas Aliento, 0.30%, VRDN, (Liq.: FNMA)	840,000	840,000
Villas La Paz, 0.30%, VRDN, (Liq.: FNMA)	680,000	680,000
Petaluma, CA CDA MHRB, Oakmont at Petaluma Proj., 0.37%, VRDN, (LOC: U.S. Bank NA)	500,000	500,000
Vacaville, CA MHRB, Quail Run Apts., 0.28%, VRDN, (Liq.: FNMA)	4,300,000	4,300,000
Vallejo, CA Hsg. Auth. MHRRB, Fountain Plaza Hills Apts., Ser. 1992-A, 0.30%, VRDN, (Liq.: FNMA)	885,000	885,000

		84,246,728

INDUSTRIAL DEVELOPMENT REVENUE 6.3%
California Enterprise Dev. Auth. IDRB:
Pocino Foods Co. Proj., Ser. A, 0.31%, VRDN, (LOC: City Natl. Bank & FHLB)	7,665,000	7,665,000
Ramar Intl. Corp. Proj., Ser. A, 0.31%, VRDN, (LOC: Bank of the West)	4,000,000	4,000,000
California Infrastructure & Econ. Dev. Bank RB:
Asian Art Museum Proj., 0.24%, VRDN, (Liq.: MBIA & LOC: JPMorgan Chase & Co.)	9,100,000	9,100,000
Haig Precision Manufacturing Corp. Proj., 0.52%, VRDN, (SPA: Bank of the West)	1,590,000	1,590,000
Paul Getty Trust, Ser. B, 0.20%, VRDN	4,300,000	4,300,000

		26,655,000

LEASE 0.6%
Orange Cnty., CA Sanitation Dist. COP, Ser. A, 0.27%, VRDN, (SPA: Dexia Public Finance)	2,500,000	2,500,000

MISCELLANEOUS REVENUE 8.1%
California Infrastructure & Econ. Dev. Bank RB:
California Academy of Sciences Proj., Ser. 2008-B, 0.50%, VRDN, (LOC: Allied Irish Bank plc)	1,200,000	1,200,000
Los Angeles Cnty. Museum of Natl. History Foundation Proj., Ser. 2008A, 0.50%, VRDN, (LOC: Allied Irish Banks Plc)	4,900,000	4,900,000
Orange Cnty. Performing Arts Ctr., Ser. C, 0.40%, VRDN, (LOC: Allied Irish Bank plc)	7,895,000	7,895,000
Rand Corp., Ser. 2008-B, 0.26%, VRDN, (LOC: Bank of America NA)	6,900,000	6,900,000
San Francisco Ballet Assn., Ser. 2008, 0.50%, VRDN, (LOC: Allied Irish Banks plc)	2,245,000	2,245,000
Society for the Blind Proj., 0.31%, VRDN, (LOC: U.S. Bank NA)	2,215,000	2,215,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.28%, VRDN, (Gtd. by Motiva Enterprises, LLC)	6,800,000	6,800,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Motiva Enterprises Proj., Ser. B, 0.25%, VRDN, (Gtd. by Motiva Enterprises, LLC)	2,400,000	2,400,000

		34,555,000

PUBLIC FACILITIES 0.9%
Hemet, CA Unified Sch. Dist. COP, Sch. Facs. Proj., 0.26%, VRDN, (LOC: State Street Corp.)	4,000,000	4,000,000

2

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 6.4%
California CDA PCRB, Chevron USA, Inc. Proj., Ser. 2002, 0.22%, VRDN, (Gtd. by Chevron Corp.)	$1,800,000	$1,800,000
California Fin. Auth. PCRRB, BP West Coast Products, LLC, 0.24%, VRDN, (Gtd. by BP plc)	3,800,000	3,800,000
California Fin. Auth. RB, Republic Svcs., Inc. Proj., Ser. 2008-A, 0.33%, VRDN, (LOC: Bank of America Corp.)	800,000	800,000
California Pollution Ctl. Fin. Auth. RB, Musco Family Olive Co. Proj., 0.30%, VRDN, (LOC: Bank of the West)	3,200,000	3,200,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Bidart Dairy Proj., Ser. 2002, 0.36%, VRDN, (LOC: CoBank ACB)	6,000,000	6,000,000
Dairy & Poso Creek Family Dairy, LLC Proj., 0.36%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Family Trust, 0.31%, VRDN, (LOC: Wells Fargo & Co.) °°	2,500,000	2,500,000
Heritage Dairy Proj., 0.31%, VRDN, (LOC: Wells Fargo & Co.) °°	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 0.36%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 0.36%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000

		27,400,000

SPECIAL TAX 7.0%
Irvine, CA Impt. Act RB, Ser. 04-20-B, 0.25%, VRDN, (SPA: KBC Bank NV)	4,400,000	4,400,000
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. 2009-C:
0.25%, VRDN, (LOC: U.S. Bank NA)	4,350,000	4,350,000
0.25%, VRDN, (LOC: Sumitomo Mitsui Banking)	6,300,000	6,300,000
Puerto Rico Sales Tax Fin. Corp. RB:
Deutsche Bank Spears Trust, Ser. DBE-627A, 0.29%, VRDN, (Liq.: Deutsche Bank AG)	2,002,000	2,002,000
ROCS-RR-R-11763, 0.32%, VRDN, (Liq.: CitiBank NA)	12,750,000	12,750,000

		29,802,000

TOBACCO REVENUE 2.8%
Golden State Tobacco Securitization Corp. RB, California Tobacco Settlement:
ROC-RR-II-R-287X, 0.28%, VRDN, (Insd. by U.S. Treasury & Liq.: CitiBank NA)	7,075,000	7,075,000
Ser. 2005-A, 0.37%, VRDN, (Liq.: Morgan Stanley)	5,000,000	5,000,000

		12,075,000

TRANSPORTATION 0.9%
Bay Area Toll Auth. RB, California Toll Bridge Proj., 0.26%, VRDN, (LOC: JPMorgan Chase & Co.)	3,765,000	3,765,000

UTILITY 1.4%
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.55%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	2,300,000	2,300,000
Puerto Rico Elec. Power Auth. MSTR RB, Ser. UU, Class A, 0.29%, VRDN, (SPA: Societe Generale)	700,000	700,000
Southern California Pub. Power Auth. RRB, Magnolia Power Proj., Ser. 2009-1-A, 0.28%, VRDN, (LOC: KBC Bank)	2,800,000	2,800,000

		5,800,000

WATER & SEWER 11.2%
California Central Basin Muni. Water Dist. COP, Ser. 2008-B, 0.38%, VRDN, (LOC: Allied Irish Banks plc)	7,960,000	7,960,000
California Dept. of Water Resource & Power Supply RRB, Ser. 2002B-2, 0.28%, VRDN, (LOC: State Street Corp.)	19,500,000	19,500,000
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. MSTR RRB:
Ser. SGC-48, Class A, 0.28%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
Ser. SGC-49, Class A, 0.28%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000

		47,460,000

Total Investments (cost $424,415,586) 99.8%		424,415,586
Other Assets and Liabilities 0.2%		834,275

Net Assets 100.0%		$425,249,861

3

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Incorporated
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of April 30, 2010:

California	90.9%
Puerto Rico	4.2%
Texas	2.2%
Delaware	1.6%
New York	0.2%
Non-state specific	0.9%

100.0%

On April 30, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 6.5%
Allied Irish Banks plc, 0.30%, 05/03/2010	$12,000,000	$12,000,000
Banco Bilbao Vizcaya:
0.21%, 05/24/2010	2,200,000	2,199,692
0.24%, 05/24/2010	3,600,000	3,599,548
Barclays Bank plc, FRN:
0.51%, 05/21/2010	35,000,000	35,000,000
0.66%, 07/30/2010	5,000,000	5,000,000
Calyon, 0.25%, 06/02/2010	19,000,000	19,000,000
Dexia Credit Local SA, 1.02%, 08/13/2010	45,000,000	45,002,524
Natixis, 0.65%, 02/04/2011	4,000,000	4,000,000
Societe Generale, 0.36%, 05/25/2010	10,000,000	10,000,000
Westpac Banking Corp., FRN, 0.26%, 06/17/2010	28,000,000	28,000,387

Total Certificates of Deposit (cost $163,802,151)		163,802,151

COMMERCIAL PAPER 62.9%
Airport 0.3%
Los Angeles Department of Airports, 0.25%, 05/03/2010 ß	5,000,000	5,000,000
San Jose International Airport:
0.27%, 05/05/2010	2,000,000	2,000,000
0.27%, 05/10/2010	1,000,000	1,000,000

		8,000,000

Asset-Backed 47.1%
Amstel Funding Corp.:
0.40%, 06/01/2010 ß	10,000,000	9,996,422
0.50%, 07/30/2010 ß	21,000,000	20,973,307
Amsterdam Funding Corp.:
0.27%, 07/08/2010 ß	1,000,000	999,487
0.27%, 07/14/2010 ß	2,000,000	1,998,880
0.29%, 07/19/2010 ß	3,000,000	2,998,075
0.30%, 07/21/2010 ß	21,000,000	20,985,582
Antalis U.S. Funding Corp.:
0.15%, 05/07/2010 ß	2,000,000	1,999,941
0.17%, 05/11/2010 ß	5,000,000	4,999,733
0.21%, 05/17/2010 ß	5,000,000	4,999,514
0.23%, 05/20/2010 ß	1,000,000	999,873
0.25%, 05/28/2010 ß	7,000,000	6,998,639
0.27%, 07/13/2010 ß	500,000	499,724
Arabella Finance, Ltd., 0.43%, 05/18/2010 ß	3,000,000	2,999,350
Argento Variable Funding Co., LLC:
0.24%, 05/24/2010 ß	7,000,000	6,998,897
0.29%, 06/28/2010 ß	4,000,000	3,998,071
0.33%, 07/27/2010 ß	15,000,000	14,987,958
Aspen Funding Corp.:
0.09%, 05/05/2010 ß	1,500,000	1,499,982
0.23%, 06/10/2010 ß	4,000,000	3,998,944
Atlantic Asset Securitization Corp.:
0.10%, 05/06/2010 ß	3,000,000	2,999,948
0.28%, 07/09/2010 ß	2,500,000	2,498,651
Autobahn Funding Co., LLC:
0.22%, 05/17/2010 ß	2,000,000	1,999,790
0.23%, 05/21/2010 ß	1,000,000	999,865
0.27%, 06/28/2010 ß	2,000,000	1,999,129
0.27%, 07/08/2010 ß	1,000,000	999,487
0.28%, 06/16/2010 ß	1,000,000	999,633
0.30%, 07/12/2010 ß	500,000	499,699
0.30%, 07/13/2010 ß	700,000	699,572
Beethoven Funding Corp., 0.17%, 05/06/2010 ß	3,000,000	2,999,913

1

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Belmont Funding, LLC, 0.16%, 05/05/2010 ß	$5,000,000	$4,999,889
BNZ International Funding, Ltd., 0.27%, 06/04/2010	60,000,000	59,985,867
CAFCO, LLC:
0.20%, 05/03/2010 ß	11,700,000	11,700,000
0.28%, 07/06/2010 ß	1,500,000	1,499,227
Cancara Asset Securitization, LLC:
0.17%, 05/12/2010 ß	1,000,000	999,945
0.19%, 05/20/2010 ß	5,000,000	4,999,481
0.26%, 07/07/2010 ß	1,000,000	999,513
0.26%, 07/08/2010 ß	3,000,000	2,998,515
Chariot Funding, LLC:
0.23%, 06/15/2010 ß	3,000,000	2,999,104
0.24%, 06/21/2010 ß	2,000,000	1,999,319
Charta Corp.:
0.20%, 05/03/2010 ß	6,000,000	6,000,000
0.21%, 06/01/2010 ß	5,000,000	4,999,074
0.26%, 06/25/2010 ß	1,000,000	999,588
0.27%, 07/06/2010 ß	1,500,000	1,499,253
0.28%, 06/18/2010 ß	1,000,000	999,617
0.29%, 07/07/2010 ß	14,000,000	13,992,417
Ciesco, LLC:
0.20%, 05/03/2010 ß	6,000,000	6,000,000
0.28%, 07/09/2010 ß	2,000,000	1,998,921
0.31%, 07/22/2010 ß	12,000,000	11,991,467
CitiBank Credit Card Issuance Trust:
0.23%, 05/03/2010 ß	4,000,000	4,000,000
0.27%, 07/06/2010 ß	12,000,000	11,994,027
0.29%, 07/07/2010 ß	30,000,000	29,983,750
Clipper Receivables Co., 0.29%, 07/22/2010 ß	9,000,000	8,994,000
Concord Minutemen Capital Co., LLC:
0.16%, 05/05/2010 ß	5,000,000	4,999,892
0.18%, 05/05/2010 ß	1,000,000	999,975
0.31%, 05/25/2010 ß	4,000,000	3,999,144
0.31%, 05/26/2010 ß	8,000,000	7,998,211
0.38%, 05/19/2010 ß	17,000,000	16,996,600
0.41%, 06/01/2010 ß	12,000,000	11,995,650
0.43%, 07/16/2010 ß	1,000,000	999,075
CRC Funding, LLC:
0.20%, 05/03/2010 ß	8,000,000	8,000,000
0.24%, 06/02/2010 ß	1,000,000	999,783
0.28%, 07/06/2010 ß	1,500,000	1,499,227
0.28%, 07/09/2010 ß	6,000,000	5,996,762
0.29%, 07/12/2010 ß	2,000,000	1,998,833
0.31%, 07/20/2010 ß	7,000,000	6,995,147
0.31%, 07/21/2010 ß	7,000,000	6,995,084
Crown Point Capital Co.:
0.23%, 05/06/2010 ß	17,000,000	16,999,362
0.31%, 05/25/2010 ß	4,000,000	3,999,144
0.38%, 05/19/2010 ß	2,000,000	1,999,600
0.43%, 07/09/2010 ß	13,000,000	12,989,112
0.43%, 07/14/2010 ß	1,000,000	999,100
0.43%, 07/22/2010 ß	8,000,000	7,992,000
Ebbets Funding, LLC:
0.10%, 05/04/2010 ß	6,000,000	5,999,933
0.20%, 05/06/2010 ß	3,000,000	2,999,900
0.23%, 05/07/2010 ß	11,000,000	10,999,511

2

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Elysian Funding, LLC:
0.10%, 05/04/2010 ß	$3,000,000	$2,999,967
0.23%, 05/07/2010 ß	1,000,000	999,956
Enterprise Funding, LLC:
0.19%, 05/26/2010 ß	11,000,000	10,998,489
0.22%, 05/25/2010 ß	18,000,000	17,997,250
Erasmus Capital Corp.:
0.06%, 05/04/2010 ß	2,000,000	1,999,986
0.10%, 05/05/2010 ß	4,000,000	3,999,944
0.14%, 05/07/2010 ß	5,000,000	4,999,861
0.22%, 05/20/2010 ß	5,000,000	4,999,386
Fairway Finance Corp., 0.25%, 07/07/2010 ß	2,000,000	1,999,043
Falcon Asset Securitization Co., LLC, 0.24%, 06/21/2010 ß	3,000,000	2,998,979
Gotham Funding Corp.:
0.12%, 05/06/2010 ß	3,000,000	2,999,940
0.14%, 05/07/2010 ß	3,000,000	2,999,920
0.22%, 05/19/2010 ß	1,000,000	999,884
Govco, LLC:
0.28%, 07/09/2010 ß	7,000,000	6,996,222
0.31%, 07/21/2010 ß	5,000,000	4,996,489
Grampian Funding, LLC:
0.06%, 05/04/2010 ß	5,000,000	4,999,964
0.15%, 05/07/2010 ß	9,000,000	8,999,740
0.22%, 05/21/2010 ß	34,000,000	33,995,580
0.30%, 07/09/2010 ß	3,000,000	2,998,269
0.31%, 07/16/2010 ß	1,000,000	999,342
Intesa Funding, LLC, 0.23%, 06/18/2010 ß	6,000,000	5,998,160
Kitty Hawk Funding Corp., 0.18%, 05/24/2010 ß	10,000,000	9,998,775
Legacy Capital Corp.:
0.30%, 05/20/2010 ß	2,000,000	1,999,669
0.38%, 05/19/2010 ß	2,000,000	1,999,600
0.43%, 07/14/2010 ß	4,000,000	3,996,400
Lexington Parker Capital Co., LLC:
0.18%, 05/05/2010 ß	1,000,000	999,975
0.38%, 05/19/2010 ß	1,000,000	999,800
0.43%, 07/06/2010 ß	13,000,000	12,989,600
0.43%, 07/16/2010 ß	4,000,000	3,996,300
0.43%, 07/20/2010 ß	8,000,000	7,992,200
0.43%, 07/22/2010 ß	3,000,000	2,997,000
Liberty Funding, LLC:
0.19%, 06/03/2010 ß	15,000,000	14,997,287
0.27%, 07/09/2010 ß	1,000,000	999,479
LMA SA:
0.23%, 06/15/2010 ß	1,000,000	999,701
0.24%, 05/28/2010 ß	7,000,000	6,998,688
Matchpoint Master Trust, 0.26%, 07/07/2010 ß	1,000,000	999,513
Mont Blanc Capital Corp.:
0.15%, 05/12/2010 ß	7,000,000	6,999,650
0.17%, 05/11/2010 ß	6,000,000	5,999,680
0.21%, 06/09/2010 ß	17,000,000	16,996,022
Nieuw Amsterdam Receivables Co.:
0.12%, 05/06/2010 ß	2,000,000	1,999,960
0.21%, 05/17/2010 ß	8,000,000	7,999,222
0.22%, 05/19/2010 ß	1,000,000	999,884

3

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Old Line Funding, LLC:
0.25%, 07/06/2010 ß	$1,150,000	$1,149,468
0.25%, 07/07/2010 ß	1,500,000	1,499,296
0.25%, 07/15/2010 ß	8,000,000	7,995,782
0.26%, 07/09/2010 ß	1,000,000	999,498
Ranger Funding Co., LLC, 0.15%, 05/13/2010 ß	11,000,000	10,999,389
Regency Markets No. 1, LLC:
0.14%, 05/07/2010 ß	1,500,000	1,499,960
0.30%, 07/20/2010 ß	10,000,000	9,993,283
Rhein Main Securitization, Ltd.:
0.22%, 05/17/2010 ß	15,000,000	14,998,425
0.28%, 06/07/2010 ß	7,000,000	6,997,958
0.29%, 06/25/2010 ß	1,750,000	1,749,201
0.30%, 06/15/2010 ß	15,190,000	15,184,194
Rheingold Securitisation, Ltd.:
0.22%, 05/17/2010 ß	10,000,000	9,998,950
0.29%, 06/22/2010 ß	5,000,000	4,997,847
0.29%, 06/30/2010 ß	1,000,000	999,501
Romulus Funding Corp.:
0.07%, 05/04/2010 ß	1,000,000	999,992
0.15%, 05/07/2010 ß	1,000,000	999,971
0.26%, 05/21/2010 ß	3,000,000	2,999,550
0.27%, 06/04/2010 ß	10,000,000	9,997,333
0.29%, 06/09/2010 ß	6,000,000	5,998,088
Royal Park Investments Funding Corp.:
0.18%, 06/01/2010 ß	4,000,000	3,999,356
0.24%, 06/23/2010 ß	10,000,000	9,996,458
0.24%, 07/06/2010 ß	1,000,000	999,556
0.24%, 07/08/2010 ß	8,000,000	7,996,260
0.28%, 07/14/2010 ß	5,000,000	4,997,100
0.29%, 07/16/2010 ß	10,000,000	9,993,833
Salisbury Receivables Co., 0.23%, 06/11/2010 ß	16,000,000	15,995,667
Scaldis Capital, LLC:
0.09%, 05/05/2010 ß	5,000,000	4,999,939
0.17%, 05/11/2010 ß	15,000,000	14,999,233
0.23%, 05/19/2010 ß	2,000,000	1,999,760
0.29%, 07/13/2010 ß	3,000,000	2,998,225
0.30%, 07/16/2010 ß	12,000,000	11,992,353
Sheffield Receivables Corp.:
0.10%, 05/06/2010 ß	4,000,000	3,999,933
0.27%, 07/08/2010 ß	6,000,000	5,996,920
0.27%, 07/09/2010 ß	3,000,000	2,998,437
Societe de Prise de Participation de l’Etat:
0.14%, 05/11/2010 ß	27,000,000	26,998,860
0.17%, 05/18/2010 ß	5,000,000	4,999,573
Solitaire Funding, LLC:
0.24%, 06/17/2010 ß	15,000,000	14,995,125
0.30%, 07/22/2010 ß	28,000,000	27,980,711
Starbird Funding Corp., 0.18%, 05/25/2010 ß	5,000,000	4,999,358
Surrey Funding Corp., 0.30%, 07/23/2010 ß	3,000,000	2,997,908
Tasman Funding, Inc.:
0.25%, 05/24/2010 ß	1,000,000	999,831
0.27%, 06/15/2010 ß	2,000,000	1,999,307
0.27%, 06/17/2010 ß	9,000,000	8,996,737
0.31%, 07/14/2010 ß	15,000,000	14,990,400

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Thames Asset Global Securitization, Inc.:
0.23%, 06/04/2010 ß	$750,000	$749,833
0.23%, 06/07/2010 ß	16,750,000	16,745,929
0.23%, 06/14/2010 ß	1,000,000	999,708
0.25%, 06/18/2010 ß	9,000,000	8,996,895
0.26%, 06/24/2010 ß	1,000,000	999,596
0.27%, 07/08/2010 ß	6,000,000	5,996,847
0.28%, 07/12/2010 ß	1,300,000	1,299,267
0.29%, 07/15/2010 ß	600,000	599,635
0.30%, 07/19/2010 ß	8,000,000	7,994,696
Thunder Bay Funding, LLC:
0.23%, 06/15/2010 ß	10,000,000	9,997,014
0.24%, 06/22/2010 ß	400,000	399,856
0.25%, 07/07/2010 ß	1,500,000	1,499,296
0.26%, 07/12/2010 ß	1,500,000	1,499,213
Ticonderoga Funding, LLC:
0.25%, 06/22/2010 ß	1,600,000	1,599,400
0.26%, 06/24/2010 ß	2,000,000	1,999,220
0.26%, 06/25/2010 ß	400,000	399,841
0.27%, 07/06/2010 ß	2,000,000	1,999,004
Tulip Funding Corp.:
0.14%, 05/07/2010 ß	6,000,000	5,999,842
0.22%, 05/20/2010 ß	14,000,000	13,998,281
Versailles CDS, LLC:
0.21%, 06/01/2010 ß	22,000,000	21,995,924
0.28%, 06/23/2010 ß	1,500,000	1,499,363
Victory Receivables Corp.:
0.05%, 05/04/2010 ß	1,000,000	999,994
0.22%, 05/03/2010 ß	4,000,000	4,000,000
0.22%, 05/19/2010 ß	3,000,000	2,999,653
Windmill Funding Corp.:
0.27%, 07/07/2010 ß	2,000,000	1,998,989
0.27%, 07/09/2010 ß	500,000	499,739
0.32%, 07/20/2010 ß	2,000,000	1,998,570
Yorktown Capital, LLC:
0.16%, 05/17/2010 ß	12,000,000	11,999,067
0.18%, 05/25/2010 ß	10,000,000	9,998,717

		1,182,388,776

Capital Markets 0.1%
Natexis Banques Populaires, 0.32%, 07/14/2010 ß	3,000,000	2,998,020

Commercial Banks 10.0%
Anglo Irish Bank Corp. plc:
0.08%, 05/04/2010 ß	3,000,000	2,999,975
0.12%, 05/05/2010 ß	6,000,000	5,999,900
0.15%, 05/06/2010 ß	8,000,000	7,999,800
0.17%, 05/07/2010 ß	4,000,000	3,999,867
0.30%, 05/03/2010 ß	5,000,000	5,000,000
ASB Finance, Ltd., 0.34%, 05/25/2010	32,000,000	32,000,000
Banque et Caisse d’Épargne de l’État:
0.26%, 07/06/2010 ß	3,000,000	2,998,560
0.27%, 07/14/2010 ß	17,000,000	16,990,480
BNP Paribas SA:
0.19%, 05/12/2010 ß	8,000,000	7,999,500
0.28%, 07/09/2010 ß	10,000,000	9,994,603

5

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Commercial Banks continued
BPCE:
0.29%, 07/06/2010 ß	$4,000,000	$3,997,867
0.29%, 07/14/2010 ß	17,000,000	16,989,800
Commerzbank U.S. Finance, Inc., 0.24%, 05/27/2010 ß	7,000,000	6,998,717
Commonwealth Bank of Australia, 0.27%, 07/08/2010 ß	6,000,000	5,996,865
ICICI Bank, Ltd., 0.48%, 08/05/2010 ß	8,000,000	7,989,555
Natixis, 0.22%, 05/18/2010 ß	1,000,000	999,892
Rabobank USA Financial Corp., 0.27%, 05/17/2010	45,000,000	44,995,275
Societe Generale, 0.30%, 05/17/2010	50,000,000	49,994,166
Swedbank AB:
0.24%, 06/01/2010 ß	2,000,000	1,999,565
0.25%, 06/02/2010 ß	2,000,000	1,999,550
Unicredit Delaware, Inc.:
0.18%, 05/10/2010 ß	8,000,000	7,999,611
0.32%, 07/02/2010 ß	1,500,000	1,499,150
Westpac Banking Corp., 0.44%, 07/19/2010 144A	2,000,000	2,002,141

		249,444,839

Community Development District 0.2%
Montgomery Cnty., MD:
Ser. 2002:
0.27%, 06/03/2010	1,000,000	1,000,000
0.30%, 06/22/2010	2,000,000	2,000,000
Ser. 2009A:
0.27%, 06/02/2010	1,000,000	1,000,000
0.30%, 07/02/2010	1,000,000	1,000,000

		5,000,000

Consumer Finance 1.2%
KfW International Finance, Inc., 0.24%, 07/07/2010 ß	13,000,000	12,994,015
Toyota Motor Credit Corp., FRN:
0.09%, 05/05/2010 ß	15,000,000	14,999,808
0.27%, 06/03/2010 ß	3,000,000	2,999,225

		30,993,048

Diversified Financial Services 2.1%
Bank of America Corp.:
0.22%, 06/03/2010 ß	3,800,000	3,799,215
0.29%, 07/12/2010 ß	4,173,299	4,170,864
Dexia Delaware, LLC:
0.07%, 05/04/2010 ß	16,000,000	15,999,880
0.15%, 05/07/2010 ß	18,000,000	17,999,460
0.20%, 05/10/2010 ß	8,000,000	7,999,549
Louis Dreyfus Corp., 0.25%, 05/03/2010 ß	3,000,000	3,000,000

		52,968,968

Hospital 0.1%
Alachua Cnty., FL Hlth. Facs. Auth., Shands Healthcare Proj.:
Ser. 2008A, 0.34%, 06/03/2010	1,000,000	1,000,000
Ser. 2008B, 0.34%, 06/01/2010	2,000,000	2,000,000

		3,000,000

Housing 0.1%
Acts Retirement-Life Communities, Inc., 0.23%, 06/08/2010 ß	3,000,000	2,999,250

Insurance 1.0%
Prudential plc:
0.17%, 05/12/2010 ß	8,000,000	7,999,540
0.25%, 05/28/2010 ß	2,000,000	1,999,611

6

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Insurance continued
Prudential plc:
0.32%, 07/09/2010 ß	$6,000,000	$5,996,315
0.37%, 07/19/2010 ß	10,000,000	9,991,872

		25,987,338

Lease 0.1%
Oakland-Alameda County Coliseum, 0.24%, 05/04/2010	2,000,000	2,000,000

Multi-Utilities 0.1%
GDF Suez SA, 0.17%, 05/12/2010 ß	3,000,000	2,999,835

Oil, Gas & Consumable Fuels 0.3%
Total Capital SA, 0.17%, 05/26/2010 ß	6,000,000	5,999,272

Port Authority 0.1%
Port of Oakland CA, Ser. F, 0.26%, 06/09/2010 ß	1,000,000	999,712

Thrifts & Mortgage Finance 0.1%
Nationwide Building Society:
0.29%, 07/08/2010 ß	1,000,000	999,450
0.39%, 08/16/2010 ß	2,000,000	1,997,667

		2,997,117

Total Commercial Paper (cost $1,578,776,175)		1,578,776,175

CORPORATE BONDS 5.7%
Capital Markets 0.2%
Merrill Lynch & Co., Inc., FRN, 2.50%, 05/12/2010	5,000,000	5,002,811

Consumer Finance 1.2%
American Express Co., FRN, 1.23%, 05/10/2010	30,000,000	30,490,198

Diversified Financial Services 3.8%
Bank of America Corp., FRN, 1.01%, 05/04/2010	45,000,000	45,568,081
JPMorgan Chase & Co., FRN, 1.01%, 05/04/2010	50,000,000	50,630,627

		96,198,708

Health Care Providers & Services 0.2%
Baptist Hospital, Inc., FRN, 0.31%, 05/05/2010	4,500,000	4,500,000

Insurance 0.2%
Berkshire Hathaway, Inc., FRN, 0.43%, 05/10/2010	5,375,000	5,375,002

Real Estate Management & Development 0.1%
Independence Place Fort Campbell Patriots, LLC, Ser. 2008, FRN, 0.30%, 05/06/2010, (LOC: LaSalle Bank, NA)	2,500,000	2,500,000

Total Corporate Bonds (cost $144,066,719)		144,066,719

MASTER NOTE 2.0%
Bank of America Corp., 0.35%, 05/03/2010 (cost $50,000,000)	50,000,000	50,000,000

MUNICIPAL OBLIGATIONS 8.7%
Airport 0.2%
San Francisco, CA City & Cnty. Arpt. Commission RRB, Ser. 37-C, 0.32%, VRDN, (SPA: Dexia SA)	4,000,000	4,000,000

Education 1.1%
California Edl. Facs. Auth. RRB, St. Mary’s College Proj., 0.32%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Denver, CO Sch. Facs. Leasing Corp. Refunding COP, Sch. Dist. No. 1, Ser. 2008A, 0.30%, VRDN, (Insd. by FSA)	8,000,000	8,000,000
Massachusetts Hlth. & Edl. Facs. Auth. RB:
Boston Univ. Proj., 0.31%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Tufts Univ. Proj., Ser. N-1, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
Michigan Higher Edl. Facs. Auth. RB, Calvin College Proj., Ser. 2007B, 0.28%, VRDN, (LOC: JPMorgan Chase & Co.)	7,000,000	7,000,000
New Jersey EDA Sch. Facs. RB, Ser. R-1, 0.25%, VRDN, (LOC: Lloyds TSB Group plc)	6,000,000	6,000,000

		27,000,000

7

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
General Obligation – Local 0.1%
Cook Cnty., IL GO, Ser. 2004D-2, 0.27%, VRDN, (SPA: Northern Trust Co.)	$1,000,000	$1,000,000
New York, NY Refunding GO, Sub Ser. C-4, 0.27%, VRDN, (LOC: BNP Paribas SA)	1,000,000	1,000,000

		2,000,000

General Obligation – State 0.2%
California GO:
Ser. B-2, 0.28%, VRDN, (LOC: Societe Generale SA)	1,500,000	1,500,000
Ser. C-3, 0.23%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,000,000	5,000,000

		6,500,000

Hospital 0.4%
Doylestown, PA Hosp. Auth. RB, 0.28%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Lee Mem. Hlth. Sys. Florida Hosp., RB, Ser. A, 0.27%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Saint Paul, MN Hlth. Care Facs. RB, Children’s Hosp. and Clinics Proj., Ser. 2007A, 0.30%, VRDN, (Insd. by FSA)	3,000,000	3,000,000

		10,000,000

Housing 0.9%
Alaska Hsg. Fin. Corp. Home Mtge. RRB, Ser. 2009B, 0.24%, VRDN	14,000,000	14,000,000
Howard Cnty., MD MHRRB, Sherwood Crossing Apts., Ser. 2003, 0.30%, VRDN, (Insd. by FNMA)	3,000,000	3,000,000
New York Hsg. Fin. Agcy. RB, Affordable Hsg., Browery Place I, Ser. A, 0.28%, VRDN, (Liq.: FHLMC)	3,000,000	3,000,000
New York, NY MHRB, Via Verde Apts. Proj., Ser. 2010A, 0.26%, VRDN, (LOC: JPMorgan Chase & Co.)	1,600,000	1,600,000
North Dakota Hsg. Fin. Agcy. Mtge. RRB, Hsg. Fin. Program, Ser. B, 0.34%, VRDN, (SPA: Lloyds Bank plc)	2,000,000	2,000,000

		23,600,000

Industrial Development Revenue 1.4%
Beaver Cnty., PA IDA RB, First Energy Nuclear, Ser. B, 0.29%, VRDN, (LOC: Citibank, NA)	4,000,000	4,000,000
Berkeley Cnty., SC Exempt Facs. IDRB, BP Amoco Chemical Co. Proj., 0.27%, VRDN, (Insd. by BP plc)	2,000,000	2,000,000
Clark Cnty., NV IDRB, Southwest Gas Corp. Proj., Ser. A, 0.37%, VRDN, (Liq.: JPMorgan Chase & Co.)	6,000,000	6,000,000
New York, NY IDRB, Liberty Bryant, LLC Proj.:
Ser. 2004-A, 0.31%, VRDN, (LOC: Bank of America Corp.)	11,000,000	11,000,000
Ser. 2004-B, 0.24%, VRDN, (SPA: Bayerische Landesbank)	6,000,000	6,000,000
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 0.40%, VRDN, (LOC: Bank of America Corp.)	6,200,000	6,200,000

		35,200,000

Miscellaneous Revenue 0.8%
California Infrastructure & Econ. Dev. Bank RRB, Jewish Cmnty. Ctr. Proj., Ser. 2008A, 0.25%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000
Gulf Coast Waste Disp. Auth. Texas RB, Amoco Oil Co. Proj., 0.27%, VRDN, (Gtd. by BP plc)	3,000,000	3,000,000
Hurley, NM PCRB, Kennecott Santa Fe, 0.24%, VRDN	4,000,000	4,000,000
West Side Calhoun Cnty., TX RB, BP Amoco Chemical Co. Proj., 0.27%, VRDN, (Gtd. by BP plc)	2,000,000	2,000,000
Whiting, IN Env. Facs. RB, North America Proj., Ser. 2005, 0.27%, VRDN, (Gtd. by BP plc)	8,000,000	8,000,000

		19,400,000

Power 0.0%
Los Angeles, CA Dept. of Water and Power RB, Ser. 2002A-3, 0.26%, VRDN, (LOC: Lloyds TSB Group plc)	1,000,000	1,000,000

Resource Recovery 0.1%
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disp. RB, Deer Park Refining Proj., Ser. A, 0.25%, VRDN, (Gtd. by Deer Park Refining)	2,000,000	2,000,000

Sales Tax 0.3%
Utah Tran. Auth. Sales Tax RB, Ser. 2006A, 0.24%, VRDN, (LOC: Fortis Bank)	7,000,000	7,000,000

8

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Transportation 0.6%
California Toll Auth. RB, San Francisco Bay Area, Ser. 2008D-1, 0.27%, VRDN, (SPA: BNP Paribas)	$3,000,000	$3,000,000
Massachusetts Dept. of Trans. RB, Metro. Hwy. Sys., Contract Assistance:
Ser. A4, 0.31%, VRDN, (SPA: Barclays Bank plc)	2,000,000	2,000,000
Ser. A6, 0.30%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Ser. A7, 0.30%, VRDN, (SPA: JPMorgan Chase & Co.)	2,000,000	2,000,000
New York Metropolitan Trans. Auth. RB, Ser. 2002G-1, 0.27%, VRDN, (SPA: Bank of Nova Scotia)	5,000,000	5,000,000

		14,500,000

Utility 2.2%
California PCRB, Pacific Gas & Elec. Proj., Ser. 97-B, 0.29%, VRDN, (LOC: JPMorgan Chase & Co.)	5,000,000	5,000,000
Houston, TX Util. Sys. RRB, Ser. 2010-B, 0.26%, VRDN, (LOC: State Street Corp.)	6,000,000	6,000,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.24%, VRDN, (SPA: Societe Generale SA)	9,000,000	9,000,000
Southeast Alabama Gas Dist. RB, Alabama Supply Proj., Ser. 2007-A, 0.25%, VRDN, (SPA: Societe Generale SA)	35,000,000	35,000,000

		55,000,000

Water & Sewer 0.4%
New York, NY Muni. Water & Sewer Fin. Auth. RRB, Ser. 2008-BB-3, 0.24%, VRDN, (SPA: Fortis Bank)	10,000,000	10,000,000

Total Municipal Obligations (cost $217,200,000)		217,200,000

TIME DEPOSITS 11.4%
Allied Irish Banks plc, 0.31%, 05/06/2010	11,000,000	11,000,000
Banco Santander, 0.28%, 05/04/2010	17,000,000	17,000,000
Bank of Ireland, 0.50%, 05/06/2010	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi, Ltd., 0.26%, 05/05/2010	10,000,000	10,000,000
Bayer AG, 0.26%, 05/03/2010	33,000,000	33,000,000
BNP Paribas SA, 0.25%, 05/03/2010	32,000,000	32,000,000
Credit Agricole SA, 0.26%, 05/03/2010	22,000,000	22,000,000
Danske Bank AS, 0.27%, 05/04/2010	5,000,000	5,000,000
Deutsche Bank AG, 0.20%, 05/03/2010	36,000,000	36,000,000
DZ Bank AG, 0.25%, 05/05/2010	21,000,000	21,000,000
Fortis Bank:
0.26%, 05/04/2010	7,000,000	7,000,000
0.26%, 05/07/2010	6,000,000	6,000,000
KBC Bank, 0.25%, 05/03/2010	21,000,000	21,000,000
Royal Bank of Scotland, 0.21%, 05/03/2010	50,000,000	50,000,000

Total Time Deposits (cost $286,000,000)		286,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.4%
FHLMC, FRN:
0.17%, 05/02/2010	8,000,000	7,988,709
0.22%, 06/10/2010	1,000,000	1,000,046
FNMA, FRN, 0.19%, 07/13/2010	1,000,000	999,883

Total U.S. Government & Agency Obligations (cost $9,988,638)		9,988,638

REPURCHASE AGREEMENTS ^^ 1.0%
Bank of America Corp., 0.20%, dated 4/30/2010, maturing 5/3/2010, maturity value $9,135,980 (1)	9,135,828	9,135,828
Citigroup Global Markets, Inc., 0.20%, dated 4/30/2010 maturing 5/3/2010, maturity value $7,000,117 (2)	7,000,000	7,000,000
Goldman Sachs Group, Inc., 0.20%, dated 4/30/2010, maturing 5/3/2010, maturity value $9,000,150 (3)	9,000,000	9,000,000

Total Repurchase Agreements (cost $25,135,828)		25,135,828

YANKEE OBLIGATIONS – CORPORATE 2.0%
Commercial Banks 2.0%
Svenska Handelsbank, FRN, 0.24%, 07/02/2010 144A (cost $49,994,258)	50,000,000	49,994,258

9

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
Value

Total Investments (cost $2,524,963,769) 100.6%	$2,524,963,769
Other Assets and Liabilities (0.6%)	(14,930,531)

Net Assets 100.0%	$2,510,033,238

ß	Zero coupon security. Rate represents yield to maturity.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^^	Collateralized by:
	(1)	U.S. government securities, 4.00% to 5.50%, 6/1/2038 to 3/15/2040, market value including accrued interest is $9,409,903.
	(2)	U.S. government securities, 2.10% to 9.00%, 7/1/2010 to 10/1/2049, market value including accrued interest is $7,209,947.
	(3)	U.S. government securities, 5.50% to 6.00%, 1/20/2036 to 11/15/2039, market value including accrued interest is $9,270,000.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2010.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations
COP	Certificates of Participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement

On April 30, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

10

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 4.1%
Allegheny Cnty., PA Arpt. Auth. RRB, Ser. 2001-B, 0.35%, VRDN, (Liq.: State Street Corp.)	$3,000,000	$3,000,000
Chicago, IL O’Hare Intl. Arpt. RB, Deutsche Bank Spears Trust, Ser. 2005-A, 0.30%, VRDN, (SPA: Deutsche Bank AG)	2,195,000	2,195,000
Cleveland, OH Arpt. Sys. RB, Ser. 2009-A, 0.28%, VRDN, (LOC: U.S. Bank NA)	3,095,000	3,095,000
Columbus, OH Regl. Arpt. Auth. RB, Ohio Muni. Pooled Financing Program, Ser. 2004-A, 0.30%, VRDN, (LOC: U.S. Bank NA)	3,730,000	3,730,000
Fairhope, AL Arpt. Auth. Impt. RB, Ser. 2007, 0.61%, VRDN, (LOC: Allied Irish Banks plc)	8,845,000	8,845,000
Greater Orlando, FL Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 0.36%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,400,000	6,400,000
Ser. B, 0.36%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,900,000	6,900,000
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., PUTTER, Ser. 2008-A, 0.45%, VRDN, (LOC: JPMorgan Chase & Co.)	8,645,000	8,645,000
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth. Proj.:
Ser. 2008-C-1, 0.29%, VRDN, (SPA: Dexia SA)	51,500,000	51,500,000
Ser. 2008-C-6, 0.29%, VRDN, (SPA: Dexia SA)	17,600,000	17,600,000
Los Angeles, CA Arpt. RB, PUTTER, Ser. 2000-A, 0.38%, VRDN	8,000,000	8,000,000
San Francisco, CA City & Cnty. Arpt. Commission RRB:
Ser. 2009-A, 0.75%, 05/01/2010, (LOC: Bank of New York Mellon Corp.)	8,250,000	8,250,000
Ser. 36-C, 0.32%, VRDN, (Insd. by FSA & SPA: Dexia SA)	18,145,000	18,145,000
Ser. 37-C, FRN, 0.32%, VRDN, (SPA: Dexia SA)	2,300,000	2,300,000

		148,605,000

CONTINUING CARE RETIREMENT COMMUNITY 2.7%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, El Centro Del Barrio Proj., Ser. 2007-B, 0.32%, VRDN, (LOC: JPMorgan Chase & Co.)	1,155,000	1,155,000
California Fin. Auth. Hlth. Facs. RB, Northern Presbyterian Homes & Svcs., Inc., Ser. 2004, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	31,705,000	31,705,000
Chester Cnty., PA Hlth. & Ed. Facs. Auth. RB, Tel Hai Retirement Cmnty. Proj., Ser. 2009, 0.35%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,790,000	6,790,000
Chesterfield Cnty., VA Hlth. Ctr. Cmnty. Residential Care Facs. RB, Lucy Corr Village, Ser. 2008-B, 0.30%, VRDN, (LOC: Branch Banking & Trust Corp.)	745,000	745,000
Erie Cnty., PA Hosp. Auth. Hlth. Facs. RB, St. Mary’s Home Erie Proj., Ser. 2008-B, 0.32%, VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
Hamilton Cnty., OH Hlth. Care RB, Life Enriching Cmnty. Proj., Ser. 2006-B, 0.30%, VRDN, (LOC: PNC Financial Services Group, Inc.)	980,000	980,000
Henrico Cnty., VA EDA Residential Care Facs. RB, Westminster-Cantebury Richmond, Ser. 2008, 0.30%, VRDN, (LOC: Branch Banking & Trust Corp.)	3,160,000	3,160,000
New Jersey EDA RB, Cranes Mill Proj., Ser. B, 0.28%, VRDN, (LOC: TD Bank NA)	18,135,000	18,135,000
New Jersey EDRRB, Arbor Glen of Bridgewater Proj., Ser. 2004, 0.27%, VRDN, (LOC: Sovereign Bank)	695,000	695,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Presbyterian Retirement Cmntys., Ser. B, 0.29%, VRDN, (Insd. by Radian Group, Inc. & SPA: Bank of America Corp.)	6,675,000	6,675,000
Pennsylvania Horizon Hosp. Sys. Auth. Sr. Hlth. & Hsg. Facs. RB, St. Paul Homes Proj., Ser. 2002, 0.35%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,170,000	6,170,000
Rockland Cnty., NY Indl. Dev. Agcy. RB, Assisted Living Northern River Proj., Ser. 1999, 0.40%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	8,300,000	8,300,000
Valparaiso, IN Econ. Dev. RB, Pines Village Retirement Cmnty. Proj., Ser. 2008, 0.33%, VRDN, (LOC: Bank of America Corp.)	10,595,000	10,595,000

		97,205,000

EDUCATION 9.1%
Arizona State Univ. Board of Regents RB, Ser. 2008-B, 0.26%, VRDN, (SPA: Lloyds TSB Bank plc)	600,000	600,000
Baltimore Cnty., MD RB, Maryvale Prep Sch. Facs. Proj., Ser. 2005-A, 0.35%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	2,810,000	2,810,000
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A, 0.29%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,085,000	5,085,000

1

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Butler Cnty., PA Gen. Auth. RB, New Castle Area Sch. Dist. Proj., Ser. 2010, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	$2,370,000	$2,370,000
California CDA RB, Azusa Pacific Univ. Proj., Ser. 2007, 0.55%, VRDN, (LOC: Allied Irish Banks plc)	21,770,000	21,770,000
California CDA RRB, Natl. Ctr. for Intl. Sch., Ser. 2006-A, 0.46%, VRDN, (LOC: Allied Irish Banks plc)	3,300,000	3,300,000
California Fin. Auth. RB, Kehillah Jewish High Sch., Ser. 2009, 0.28%, VRDN, (LOC: California Bank & Trust & Insd. by FHLB)	290,000	290,000
California Infrastructure & EDRB:
Sage Hill Sch. Proj., Ser. 2008, 0.65%, VRDN, (LOC: Allied Irish Banks plc)	10,000,000	10,000,000
St. Margaret Episcopal Sch., Ser. 2008, 0.60%, VRDN, (LOC: Allied Irish Banks plc)	5,500,000	5,500,000
Cerro Gordo Cnty., IA Private Sch. Facs. RB, Newman Catholic Sch. Sys. Proj., Ser. 2002, 0.35%, VRDN, (LOC: Allied Irish Banks plc)	1,800,000	1,800,000
Colorado Edl. & Cultural Facs. Auth. RB, Vail Valley Foundation Proj., Ser. 2007, 0.29%, VRDN, (LOC: U.S. Bancorp)	5,795,000	5,795,000
Conroe, TX Independent Sch. Dist. Unlimited Tax Bldg. RRB, PUTTER, Ser. 2487, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	2,250,000	2,250,000
District of Columbia RB, Wesley Theological Seminary Issue, Ser. 2008-A, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008, 0.35%, VRDN, (LOC: Manfucturers & Traders Trust Co.)	12,095,000	12,095,000
Fauquier Cnty., VA IDA RB, Highland Sch. Proj., Ser. 2008, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	4,250,000	4,250,000
Franklin Cnty., TN Hlth. & Edl. Facs. Board RB, Univ. of the South Proj., Ser. 1994, 0.35%, VRDN	3,500,000	3,500,000
Fulton Cnty., GA Dev. Auth. RB, The Lovett Sch. Proj., Ser. 2008, 0.30%, VRDN, (LOC: SunTrust Banks, Inc.)	12,500,000	12,500,000
Illinois Dev. Fin. Auth. RB, Glenwood Sch. for Boys, Ser. 1998, 0.31%, VRDN, (LOC: Harris NA)	550,000	550,000
Iowa Higher Edl. Loan Auth. Private College Facs. RB, Graceland Univ. Proj., Ser. 2003, 0.33%, VRDN, (LOC: Bank of America Corp.)	1,865,000	1,865,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB, Villa Julie College, Ser. 2005, 0.31%, VRDN, (LOC: Bank of America Corp.)	1,555,000	1,555,000
Massachusetts Dev. Fin. Agcy. RB, Worcester Academy Proj., Ser. 2008, 0.60%, VRDN, (SPA: Allied Irish Banks plc)	300,000	300,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, Boston College, Ser. 3115-N, 0.28%, VRDN, (Liq.: Morgan Stanley)	3,400,000	3,400,000
Miami-Dade Cnty., FL Edl. Facs. Auth. RB:
Carlos Albizu Univ. Proj., Ser. 2000, 0.40%, VRDN, (LOC: Bank of America Corp.)	5,900,000	5,900,000
Eagle-20070043, Class A, 0.31%, VRDN, (Insd. by AMBAC)	9,900,000	9,900,000
Mississippi Business Fin. Corp. RB, St. Andrew Episcopal Day Sch. Proj., Ser. 2003, 0.57%, VRDN, (LOC: Allied Irish Banks plc)	3,260,000	3,260,000
Missouri Hlth. & Edl. Facs. Auth. RB, Washington Univ. Proj., Ser. B, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,500,000	5,500,000
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, William Penn Charter Sch., Ser. 2001, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,040,000	5,040,000
Montgomery Cnty., PA IDA RB, LaSalle College High Sch., Ser. 2007-A, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Nebraska Invitational Fin. Auth. Solid Waste Disposal RRB, Butler Cnty. Dairy, LLC, Ser. 2009, 0.30%, VRDN, (SPA: Rabobank Nederland NV)	6,500,000	6,500,000
New Jersey EDA RB, The Peddie Sch. Proj., Ser. 1996, 0.27%, VRDN, (SPA: U.S. Bank NA)	2,250,000	2,250,000
New York Dorm. Auth. Tax Exempt Cert. RB, St. John’s Univ., Ser. 2007, 0.30%, VRDN, (Liq.: State Street Corp.)	26,020,000	26,020,000
North Carolina Capital Facs. Fin. Agcy. Edl. RB:
Charlotte Country Day Sch. Proj., Ser. 2008, 0.33%, VRDN, (LOC: Bank of America Corp.)	9,440,000	9,440,000
Greensboro College Proj., Ser. 2003, 0.33%, VRDN, (LOC: Bank of America Corp.)	6,835,000	6,835,000
Guilford College Proj., Ser. 2008, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	3,580,000	3,580,000
High Point Univ. Proj., Ser. 2008, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	4,000,000	4,000,000

2

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. RB:
Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program:
Keystone College Proj., Ser. 2002, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	$1,700,000	$1,700,000
Univ. of Scranton Proj., Ser. 1999-E3, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	2,600,000	2,600,000
St. Joesph’s Univ., Ser. A, 0.32%, VRDN, (LOC: Allied Irish Banks plc)	14,000,000	14,000,000
Pima Cnty., AZ IDA Charter Sch. RB, Delaware Military Academy Proj., Ser. 2008, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.:
Ser. 2003, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	10,770,000	10,770,000
Ser. 2006-A, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	5,500,000	5,500,000
Red River, TX Ed. Fin. Corp. RB:
Parish Day Sch. Proj., Ser. 2001-A, 0.62%, VRDN, (LOC: Allied Irish Banks plc)	15,385,000	15,385,000
Parish Episcopal Sch. Proj., Ser. 2004, 0.62%, VRDN, (LOC: Allied Irish Banks plc)	4,640,000	4,640,000
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Southern College of Optometry Proj., Ser. 2001, 0.55%, VRDN, (LOC: Allied Irish Banks plc)	4,900,000	4,900,000
South Carolina Edl. Facs. Auth. RB:
For Private Non-profit Institutions Higher Learning Edl. Facs.:
Charleston Southern Univ. Proj., Ser. 2003, 0.33%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Spartanburg Methodist, Ser. 2005, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	1,635,000	1,635,000
Newbury College, Ser. 2008, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	2,425,000	2,425,000
Troy, NY IDA Civic Facs. RB, Rensselaer Polytechnic Institute Proj., Ser. 2002-C, 0.35%, VRDN, (LOC: Allied Irish Banks plc)	32,500,000	32,500,000
University of Colorado Enterprise Sys. RRB, Ser. 2007-A, 0.55%, VRDN, (LOC: MBIA)	7,980,000	7,980,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 0.35%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 0.40%, VRDN, (LOC: Bank of America Corp.)	1,845,000	1,845,000
Wayne Charter Cnty., MI Econ. Dev. Corp. RB, Univ. of Detroit Jesuit High Sch. Proj., 0.54%, VRDN, (LOC: Allied Irish Banks plc)	13,825,000	13,825,000

		327,715,000

GENERAL OBLIGATION – LOCAL 5.0%
Beaumont, TX Independent Sch. Dist. Bldg. GO, Ser. 2008, 0.30%, VRDN, (SPA: Deutsche Bank AG)	6,685,000	6,685,000
Blount Cnty., TN Pub. Bldg. Auth. GO, Ser. E-5-B, 0.30%, VRDN, (LOC: Branch Banking Trust & Co.)	4,805,000	4,805,000
Chicago, IL Muni. Securitization Trust Receipts GO, Class A:
Ser. 53, 0.30%, VRDN, (SPA: Societe Generale SA)	7,305,000	7,305,000
Ser. 56, 0.30%, VRDN, (SPA: Societe Generale SA)	3,270,000	3,270,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 0.30%, VRDN, (LOC: U.S. Bank NA)	7,150,000	7,152,876
Cook Cnty., IL GO, Ser. 559, 0.35%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,665,000	2,665,000
Del Valle, TX GO, Independent Sch. Dist. Bldg., PUTTER, Ser. 1946, 0.33%, VRDN, (LOC: JPMorgan Chase & Co.)	2,980,000	2,980,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 0.40%, VRDN, (Insd. by FGIC)	2,740,000	2,740,000
Harvest Junction, CO Metro. Dist. GO, Ser. 2006, 0.30%, VRDN, (LOC: U.S. Bank NA)	3,435,000	3,435,000
Indiana GO, Rev. Anticipation Funding Program Notes, Ser. 2010-A, 2.00%, 01/06/2011, (LOC: JPMorgan Chase & Co.)	18,000,000	18,191,054
Katy, TX GO, Independent Sch. Dist., Ser. 2000, 0.30%, VRDN, (LOC: Bank of America Corp.)	6,830,000	6,830,000
Lamar, TX Independent Sch. Dist. Construction Refunding GO, Ser. 2008, 0.30%, VRDN, (SPA: Deutsche Bank AG)	6,485,000	6,485,000
Lovejoy, TX Independent Sch. Dist. Bldg. GO, Deutsche Bank Spears Trust, Ser. 2008, 0.30%, VRDN, (SPA: Deutsche Bank AG)	3,270,000	3,270,000
Meridian Ranch, CO Metro. Dist. GO, Ser. 2009, 0.31%, VRDN, (LOC: U.S. Bank NA)	4,270,000	4,270,000
Merrimack Cnty., NH GO, TAN, 1.00%, 12/30/2010	5,000,000	5,013,188
Montgomery Cnty., PA Lower Merion Sch. Dist. GO, Ser. 2009-A, 0.29%, VRDN, (LOC: State Street Corp.)	7,860,000	7,860,000
Northside, TX GO, Independent Sch. Dist., Ser. 2003, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	6,325,000	6,325,000
Philadelphia, PA Sch. Dist. GO, Ser. 2007-A, 0.31%, VRDN, (LOC: Branch Banking & Trust Co.)	8,800,000	8,800,000

3

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Riverside, CA Cmnty. College Dist. Election 2004 GO, Austin Trust Certs., Ser. 2008-3312, 0.33%, VRDN, (Insd. by FSA & Liq.: Bank of America Corp.)	$7,000,000	$7,000,000
Schaumburg, IL GO, ROC-RR-II-R-11698, 0.31%, VRDN, (LOC: BHAC)	5,600,000	5,600,000
Sevier Cnty., TN Pub. Bldg. Auth. GO, Local Govt. Pub. Impt.:
Ser. B-2, 0.50%, VRDN, (LOC: Allied Irish Banks plc)	18,730,000	18,730,000
Ser. VI-L-1, 0.36%, VRDN, (LOC: Bank of America Corp.)	15,870,000	15,870,000
Sparta Township, NJ GO, 1.50%, 02/25/2011	3,492,000	3,519,345
Spring, TX Independent Sch. Dist. Refunding GO, Deutsche Bank Spears Trust, Ser. 2008-A, 0.30%, VRDN, (SPA: Deutsche Bank AG)	3,805,000	3,805,000
Union Township, IN Sch. Corp. GO, 2.125%, 12/31/2010	3,600,000	3,631,125
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142, 0.30%, VRDN, (Liq.: U.S. Bank NA)	8,410,000	8,427,987
West Babylon, NY Free Sch. Dist. GO TAN, Ser. 2009, 1.75%, 06/25/2010	6,000,000	6,010,782

		180,676,357

GENERAL OBLIGATION – STATE 3.2%
California Refunding GO, Branch Banking & Trust Co. Muni. Trust, Ser. 2000, 0.33%, VRDN, (LOC: Branch Banking & Trust Co.)	1,575,000	1,575,000
Massachusetts Bay Trans. Auth. GO, Gen. Trans. Sys., Ser. 2000, 0.30%, VRDN, (SPA: Dexia SA)	10,200,000	10,200,000
Massachusetts Muni. Securitization Trust Receipts GO, Class A:
0.28%, VRDN, (LOC: Societe Generale SA)	7,625,000	7,625,000
0.28%, VRDN, (SPA: Dexia SA)	4,250,000	4,250,000
Michigan Muni. Board Auth. State Aid GO:
Ser. 2009-C-1, 3.00%, 08/20/2010	20,010,000	20,104,235
Ser. 2009-C-2, 2.50%, 08/20/2010, (LOC: JPMorgan Chase & Co.)	13,000,000	13,063,512
Ser. 2009-C-3, 2.50%, 08/20/2010, (LOC: Bank of Nova Scotia)	10,000,000	10,048,856
Texas GO, TRAN, Ser. 2009, 2.50%, 08/31/2010	28,000,000	28,185,908
Washington GO:
Austin Trust Variable Cert., Ser. 2007-A, 0.30%, VRDN, (LOC: Bank of America Corp.)	4,640,000	4,640,000
PUTTER, Ser. 2640, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,995,000	9,995,000
Ser. 2005-C, 0.30%, VRDN, (SPA: Deutsche Bank AG)	5,630,000	5,630,000

		115,317,511

HOSPITAL 11.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Proj., Ser. 2007-B-2, 0.30%, VRDN, (LOC: Royal Bank of Canada)	3,000,000	3,000,000
Arizona Hlth. Facs. Auth. Hosp. Sys. RRB, Phoenix Children’s Hosp., Ser. 2007, 0.40%, VRDN, (SPA: BNP Paribas SA)	12,405,000	12,405,000
Berks Cnty., PA Muni. Auth. RB, Reading Hosp. & Med. Ctr. Proj.:
Ser. 2008A-1, 0.30%, VRDN, (LOC: Royal Bank of Canada)	10,000,000	10,000,000
Ser. 2009-A-1, 0.31%, VRDN, (LOC: Royal Bank of Canada)	9,400,000	9,400,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Ascension Htlh., Ser. 2006-C, 0.31%, VRDN, (Liq.: Morgan Stanley & Co.)	23,625,000	23,625,000
California Assn. of Bay Area Govts. Fin. Auth. For Nonprofit Corp. RB:
Sharp Healthcare, Ser. 2009-C, 0.28%, VRDN, (LOC: CitiBank NA)	2,800,000	2,800,000
Zoological Society of San Diego, Ser. 2009-C, 0.30%, VRDN, (LOC: Bank of America Corp.)	3,670,000	3,670,000
California CDA RB:
Rady Children’s Hosp., Ser. 2008-B, 0.25%, VRDN, (LOC: Bank of the West)	3,615,000	3,615,000
Sutter Hlth., Ser. 3108, 0.31%, VRDN, (Insd. by AMBAC)	800,000	800,000
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.27%, VRDN, (LOC: Commerce Bancorp, Inc.)	7,945,000	7,945,000
Colorado Hlth. Facs Auth. RB, Exempla, Inc. Proj.:
Ser. 2002-B, 0.31%, VRDN, (LOC: U.S. Bank NA)	5,120,000	5,120,000
Ser. 2009, 0.26%, VRDN, (LOC: U.S. Bank NA)	3,900,000	3,900,000
Hamilton, IL Mem. Hosp. Dist. RB, Hamilton Mem. Hosp. Dist. Proj., Ser. 2007, 0.32%, VRDN, (LOC: JPMorgan Chase & Co.)	18,225,000	18,225,000
Harris Cnty., TX Cultural Edl. Facs. Fin. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. 2008-D, 0.52%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Highlands Cnty., FL Hlth. Facs. Auth. Hosp. RRB, Adventist Hlth. Sys. Proj., Ser. 2003-C, 0.28%, VRDN, (Gtd. by Adventist Hlth. Sys.)	$500,000	$500,000
Illinois Fin. Auth. RB:
Resurrection Hlth. Proj., Ser. 2005-B, 0.29%, VRDN, (Liq.: JPMorgan Chase & Co.)	40,510,000	40,510,000
Rush Univ. Med. Ctr. Obl. Group, Ser. 2008-A, 0.29%, VRDN, (LOC: Northern Trust Co.)	3,500,000	3,500,000
Southern Illinois Healthcare, 0.30%, VRDN, (LOC: Bank of Nova Scotia)	9,085,000	9,085,000
Indiana Fin. Auth. Hlth. Sys. RB, Sisters of St. Francis Hlth. Svcs., Inc. Proj., Ser. 2009-A, 0.30%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Indiana Fin. Auth. RRB, Trinity Hlth. Credit Group, Ser. 2008D-1, 0.25%, VRDN	20,820,000	20,820,000
Indiana Hlth. & Edl. Facs. Fin. Auth. RB, Clarian Hlth. Obligated Group, Ser. 2005-D, 0.29%, VRDN, (LOC: Branch Banking & Trust Co.)	8,870,000	8,870,000
Indiana Hlth. Facs. Fin. Hosp. Auth. RB, Cmnty. Hosp. Proj., Ser. 2000-B, 0.33%, VRDN, (LOC: Bank of America Corp.)	2,115,000	2,115,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 0.26%, VRDN, (LOC: Bank of America Corp.)	240,000	240,000
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 0.30%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Kentucky Econ. Dev. Fin. Auth. Hosp. RB:
Ashland Hosp. Corp., Ser. B, 0.30%, 05/06/2010, (LOC: Branch Banking & Trust Co.)	15,000,000	15,000,000
Baptitst Hlth. Care Sys. Obl. Group, Ser. 2009-B-3, 0.25%, VRDN, (LOC: Branch Banking & Trust Co.)	7,655,000	7,655,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, St. Luke’s Hosp. Bethlethem, PA Proj.:
Ser. 385, 0.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,500,000	1,500,000
Ser. 566, 0.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,915,000	11,915,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 0.39%, VRDN, (LOC: Bank One)	315,000	315,000
Lorain Cnty., OH Hosp. Facs. RRB, Regl. Med. Ctr. Proj., Ser. 2008, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	2,800,000	2,800,000
Louisiana Pub. Facs. Auth. RB, Christus Hlth., Ser. 2009-B-1, 0.28%, VRDN, (LOC: Bank of New York Mellon Corp.)	2,000,000	2,000,000
Maryland Hlth. & Higher Ed. Facs. Auth. RB:
Anne Arundel Hlth. Sys., Ser. 2009-B, 0.30%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	39,000,000	39,000,000
Stella Maris Issue, Ser. 1997, 0.32%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	12,120,000	12,120,000
Michigan Hosp. Fin. Auth. RB, Ascension Htlh. Group, Ser. 2010-8, 0.39%, VRDN	5,100,000	5,100,000
New York Dorm. Auth. RB, North Shore Long Island Jewish Obl. Group, Ser. 2009-B, 0.26%, VRDN, (LOC: TD Bank NA)	8,000,000	8,000,000
Norfolk, VA Econ. Dev. Auth. Hosp. Facs. RRB, Sentara Heatlhcare, Ser. C, 0.42%, VRDN	7,000,000	7,000,000
North Carolina Med. Care Cmnty. Healthcare Facs. RRB, Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-1, 0.28%, VRDN, (LOC: Bank of America Corp.)	3,980,000	3,980,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB:
Univ. Hlth. Sys. of Eastern Carolina, Ser. 2008-B-2, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	5,180,000	5,180,000
Wake Forest Univ. Hlth. Sciences, Ser. 2008-C, 0.33%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Pike Cnty., OH Hlth. Care Facs. RB, Traditions Hlth. Care. Obl. Group, Ser. 2007, 0.32%, VRDN, (LOC: U.S. Bank NA)	2,100,000	2,100,000
Riverton, UT Hosp. RB, IHC Hlth. Svcs., Inc., Ser. 2009, PUTTER, 0.27%, VRDN, (LOC: JPMorgan Chase & Co.)	9,595,000	9,595,000
Salem, OR Hosp. Facs. Auth. RB, Salem Hosp. Proj.:
Ser. 2008-B, 0.27%, VRDN, (LOC: U.S. Bank NA)	6,000,000	6,000,000
Ser. 2008-C, FRN, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	5,400,000	5,400,000
South Carolina Jobs EDA Hosp. Facs. RB, Anmed Hlth. Proj., Ser. A, 0.28%, VRDN, (Liq.: Branch Banking & Trust & Co.)	3,000,000	3,000,000
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth. Obl. Group, Ser. 2008-C, 0.33%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	26,540,000	26,540,000
South Dakota Hlth. & Edl. Facs. Auth. RB, Sioux Valley Hosp. & Hlth. Sys. Proj., Ser. 2001-C, 0.30%, VRDN, (LOC: U.S. Bank NA)	7,500,000	7,500,000

5

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Wisconsin Hlth. & Edl. Facs. Auth. RB, St. Camillus Hlth. Ctr. Proj., Ser. 2005, 0.30%, VRDN, (LOC: U.S. Bank NA)	$2,375,000	$2,375,000
Wood Cnty., OH Hosp. Facs. RRB, Wood Cnty. Hosp. Assn. Proj., Ser. 2008, 0.32%, VRDN, (LOC: JPMorgan Chase & Co.)	34,830,000	34,830,000

		426,550,000

HOUSING 23.9%
Alachua Cnty., FL HFA MHRB, Sante Fe Apts. Proj., Ser. 2008, 0.30%, VRDN, (Insd. by FNMA)	8,500,000	8,500,000
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 0.34%, VRDN, (Insd. by FNMA)	4,385,000	4,385,000
Alaska Hsg. Fin. Corp. RB, Ser. 2002-A, 0.34%, 05/06/2010, (SPA: Dexia SA)	90,590,000	90,590,000
Arlington Cnty., VA IDA MHRRB, Woodbury Park Apts. Proj., Ser. 2005-A, 0.30%, VRDN, (Insd. by FHLMC)	800,000	800,000
Baltimore Cnty., MD RB, Cross Creek Apts. Proj., Ser. 2008, 0.34%, VRDN, (LOC: PNC Financial Services Group, Inc.)	4,465,000	4,465,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRRB, Vista Meadows/Fredricksburg Place Apts. Proj., Ser. 2006, 0.27%, VRDN, (Insd. by FHLMC)	6,385,000	6,385,000
Bloomington, MN MHRRB, Norlan Partnership, Ser. A-1, 0.36%, VRDN, (Insd. by FNMA)	5,090,000	5,090,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., Ser. 1995, 0.32%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
California CDA MHRB, Glen Haven Apts., Ser. 2002, 0.32%, VRDN, (Insd. by FNMA)	2,600,000	2,600,000
California CDA MHRRB, PUTTER, Ser. 2680, 0.40%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co)	900,000	900,000
California CDA RB, Pennsylvania Valley Apt. Auth. Proj., Ser. 2001, 0.42%, VRDN, (Insd. by FHLMC)	1,725,000	1,725,000
California HFA Home Mtge. RB, ROC-RR-II-R-11640, 0.37%, VRDN, (Insd. by GNMA & Liq.: CitiBank NA)	9,600,000	9,600,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 1999-02, 0.45%, VRDN, (SPA: State Street Corp.)	582,055	582,055
Ser. 2004-10, 0.45%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	3,999,000	3,999,000
Ser. 2005-14, 0.45%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	1,976,000	1,976,000
Ser. 2006-06, 0.45%, VRDN, (Liq.: State Street Corp.)	2,673,000	2,673,000
Ser. 2007-19, 0.45%, VRDN, (Liq.: State Street Corp.)	11,862,000	11,862,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., Ser. 1996, 0.31%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
Colorado HFA SFHRB, Ser. A-3, 0.28%, VRDN, (Insd. by FNMA)	6,500,000	6,500,000
Connecticut HFA RB:
Ser. A-1, 0.25%, VRDN, (SPA: JPMorgan Chase & Co.)	9,000,000	9,000,000
Ser. A-2, 0.25%, VRDN, (Liq.: State Street Corp.)	7,800,000	7,800,000
Denver, CO City & Cnty. MHRRB, Garden Court Cmnty. Proj., Ser. 2008, 0.34%, VRDN, (Insd. by FNMA)	8,150,000	8,150,000
District of Columbia HFA MHRB, Tyler House Trust, Ser. 1995-A, 0.60%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	24,200,000	24,200,000
Eden Prairie, MN MHRRB, Park At City West Apts. Proj., Ser. 2001, 0.31%, VRDN, (Insd. by FHLMC)	300,000	300,000
FHLMC MHRB:
Class A Cert., Ser. M021, 0.33%, VRDN, (Gtd. by FHLMC)	34,035,000	34,035,000
Ser. M001, Class A, 0.36%, VRDN, (Insd. by & Liq.: FHLMC)	11,459,008	11,459,008
Ser. M019, 0.33%, VRDN, (Insd. by FHLMC)	19,188,000	19,188,000
Florida Hsg. Fin. Corp. MHRB, Mariner’s Cay Apts., Ser. 2008-M, 0.30%, VRDN, (Insd. by FNMA)	2,750,000	2,750,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., Ser. 1999, 0.34%, VRDN, (Liq.: FHLMC)	9,575,000	9,575,000
Greensburg, IN MHRB, Cmnty. Partners Vlg. II Proj., Ser. 2002, 0.35%, VRDN, (Insd. by FHLB).	615,000	615,000
Hawaii Hsg. Fin. & Dev. Corp. MHRB, Lokahi Kau, Ser. 2008, 0.31%, VRDN, (Insd. by FHLMC)	5,200,000	5,200,000
Illinois Dev. Fin. Auth. Residential Rental RB, Harris Pavilion Proj., Ser. 1994, 0.37%, VRDN, (Insd. by FHLMC)	6,450,000	6,450,000
Iowa Fin. Auth. SFHRB, Ser. 2006-F, 0.32%, VRDN, (LOC: State Street Corp.)	12,000,000	12,000,000
Jacksonville, FL HFA MHRRB, St. Augustine Apts. Proj., Ser. 2006, 0.30%, VRDN, (Insd. by FNMA)	3,300,000	3,300,000
Jefferson Cnty., TX Hsg. Fin. Corp. MHRB, Lakes Trust:
Ser. 2008-1, 0.40%, VRDN, (LOC: Bank of America Corp.)	8,490,000	8,490,000
Ser. 2008-2, 0.40%, VRDN, (LOC: Bank of America Corp.)	6,100,000	6,100,000

6

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
King Cnty., WA Hsg. Auth. RB, Summerfield Apts. Proj. for YWCA of Seattle-King Cnty., Ser. 2005, 0.37%, VRDN, (LOC: U.S. Bank NA)	$1,720,000	$1,720,000
Lake Cnty., IL MHRB, Whispering Oaks Apts. Proj., Ser. 2008, 0.33%, VRDN, (Insd. by FHLMC)	6,500,000	6,500,000
Lee Cnty., FL HFA SFHRB:
Ser. 2908Z, 0.45%, VRDN, (Insd. by GNMA & Liq.: JPMorgan Chase & Co.)	4,765,000	4,765,000
Ser. 2909Z, 0.45%, VRDN, (Insd. by GNMA & Liq.: JPMorgan Chase & Co.)	4,770,000	4,770,000
Maryland CDA Dept. Hsg. & Cmnty. Dev. RB:
Ser. 2006-G, 0.30%, VRDN, (SPA: State Street Corp.)	18,200,000	18,200,000
Ser. 2007-J, 0.32%, VRDN, (SPA: KBC Bank NV)	27,560,000	27,560,000
Maryland CDA MHRB, Hopkins Village Apts., Ser. 2008-F, 0.30%, VRDN, (Insd. by FHLMC)	3,000,000	3,000,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 0.34%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
Memphis, TN Hlth. Edl. & Hsg. Facs. Board RB, PFOTER, Corning Village Apts., 0.42%, VRDN, (Insd. by FHLMC)	3,455,000	3,455,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
0.42%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	60,265,000	60,265,000
0.35%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,130,000	3,130,000
0.42%, VRDN, (Insd. by FHLMC)	53,730,000	53,730,000
Class C, 0.35%, VRDN, (SPA: Lloyds TSB Group plc)	50,940,000	50,940,000
Michigan HDA RB, Rental Hsg. Proj.:
Ser. 2006-A, 0.36%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	14,705,000	14,705,000
Ser. 2006-C, 0.36%, VRDN, (Insd. by FSA & SPA: Fortis Bank)	29,325,000	29,325,000
Minneapolis, MN MHRB, Stone Arch Apts., 0.31%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota Bond Securitization Trust Cert. RB, Carleton Lofts Proj., Class A, 0.50%, VRDN, (LOC: LaSalle Bank NA)	8,245,000	8,245,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 0.42%, VRDN, (SPA: Danske Bank)	2,000,000	2,000,000
Montgomery Cnty., MD Hsg. Opportunities RB, Ser. 2002-C, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Montgomery Cnty., MD SFHRB, Ser. F, 0.33%, VRDN, (SPA: PNC Financial Services Group, Inc.)	10,000,000	10,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER, 0.47%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,650,000	15,650,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., Ser. 1985-A, 0.38%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
Nebraska Investment Fin. Auth. MHRRB, Pheasant Ridge Apts., Ser. 2008, 0.33%, VRDN, (Insd. by FHLMC)	8,950,000	8,950,000
New Hampshire HFA MHRRB, Partnership Manchester Proj., Ser. 1996, 0.26%, VRDN, (Insd. by FNMA)	4,625,000	4,625,000
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. F, 0.28%, VRDN, (LOC: Bank of America Corp.)	5,800,000	5,800,000
New York Hsg. Fin. Agcy. RB:
North End Ave., Ser. 2004-A, 0.25%, VRDN, (Insd. by & Liq.: FNMA)	900,000	900,000
West 23rd Street, Ser. 2002-A, 0.29%, VRDN, (Insd. by & Liq.: FNMA)	2,200,000	2,200,000
New York Mtge. Agcy. Homeowner RB:
ROC-RR-II-R-11704, 0.36%, VRDN, (Liq.: CitiBank NA)	5,735,000	5,735,000
Ser. 154, 0.31%, VRDN, (SPA: Dexia SA)	2,195,000	2,195,000
Ser. 161, ROC-RR-II-R-11713, 0.31%, VRDN, (Liq.: CitiBank NA)	4,385,000	4,385,000
Ser. 71, ROC-RR-II-R-11706, 0.36%, VRDN, (Liq.: CitiBank NA)	3,520,000	3,520,000
New York Mtge. Agcy. RB:
Ser. 106, ROC-RR-II-R-11708, 0.36%, VRDN, (Liq.: CitiBank NA)	3,000,000	3,000,000
Ser. 73-A, ROC-RR-II-R-11707, 0.36%, VRDN, (Liq.: CitiBank NA)	3,000,000	3,000,000
New York, NY Hsg. Dev. Corp. MHRB:
Pierrepont Dev., Ser. 2000-A, 0.33%, VRDN, (LOC: Allied Irish Banks plc)	1,500,000	1,500,000
Ser. 143, ROC RR-II-R-11699, 0.36%, VRDN, (Liq.: CitiBank, NA)	1,305,000	1,305,000
Ser. 2009-C1, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	6,620,000	6,620,000
West End Towers, Ser. 2004-A, 0.29%, VRDN, (Insd. by FHLMC)	2,700,000	2,700,000
Oakland, CA Redev. Agcy. MHRB, 0.42%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	9,200,000	9,200,000
Olathe, KS MHRRB, Jefferson Place Apts. Proj., Ser. B, 0.35%, VRDN, (Insd. by FHLMC)	2,485,000	2,485,000
Orange Cnty., FL HFA MHRB, Marbella Pointe, Ser. 2007-A, 0.33%, VRDN, (LOC: FHLB)	7,650,000	7,650,000

7

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. 2008-I, 0.33%, VRDN, (LOC: Bank of America Corp.)	$6,000,000	$6,000,000
Pennsylvania HFA SFHRB, Ser. 2007-98C, 0.33%, VRDN, (SPA: Dexia SA)	4,700,000	4,700,000
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 3297, 0.41%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,140,000	2,140,000
Phoenix, AZ IDA MHRRB, Del Mar Terrace Apts. Proj., Ser. 1999-A, 0.30%, VRDN, (Insd. by FHLMC)	11,500,000	11,500,000
Salem, VA IDA MHRB, Oak Park Apts. Proj., Ser. 2008, 0.33%, VRDN, (Insd. by FHLMC)	2,745,000	2,745,000
South Carolina Hsg. Fin. & Dev. Auth. MHRB, Brookside Crossing Apts., Ser. 2008, 0.30%, VRDN, (Insd. by FHLMC)	4,900,000	4,900,000
South Dakota HDA RB, Homeownership Mtge., Ser. 2009-A, 0.28%, VRDN, (Liq.: FHLMC)	4,900,000	4,900,000
St. Louis Park, MN MHRRB, Newport on Seven Apts. Proj., Ser. 2001, 0.36%, VRDN, (Insd. by FNMA)	6,745,000	6,745,000
St. Paul, MN Hsg. & Redev. Auth. RB, Bridgecreek Place, Ltd. Proj., Ser. 2004-A, 0.38%, VRDN, (LOC: Bank of America Corp.)	9,250,000	9,250,000
Tarant Cnty., TX Hsg. Fin. Corp. RB, PFOTER, Evergreen at Keller Apts. Proj., 0.42%, VRDN, (Insd. by FHLMC)	13,020,000	13,020,000
Texas Hsg. Options, Inc. MHRB, Mill City Parcel, Ser. 2006-A, 0.45%, VRDN, (LOC: Bank of America Corp.)	600,000	600,000
Upland, CA Cmnty. Redev. Agcy. Hsg. RRB, Sunset Ridge Apts., Ser. 2007, 0.28%, VRDN, (LOC: East West Bank)	4,500,000	4,500,000
Vermont Hsg. Fin. Agcy. SFHRB:
Ser. 19B, 0.37%, VRDN, (LOC: TD Bank NA)	6,400,000	6,400,000
Ser. 20B, 0.37%, VRDN, (Insd. by FSA)	6,650,000	6,650,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 0.35%, VRDN, (LOC: Bank of America Corp.)	7,375,000	7,375,000
Washington Hsg. Fin. MHRB:
Heatherwood Cmnty. Apts. Proj., Ser. 2002-A, 0.31%, VRDN, (Insd. by FHLMC)	3,400,000	3,400,000
Regency Park Apts. Proj., Ser. 1999-A, 0.31%, VRDN, (Insd. by FHLMC)	7,805,000	7,805,000
Wisconsin Hsg. & EDA RB, Ser. 2879, 0.43%, VRDN, (LOC: JPMorgan Chase & Co.)	6,645,000	6,645,000

		859,314,063

INDUSTRIAL DEVELOPMENT REVENUE 8.1%
Adams Cnty., PA IDA RB, Gettysburg Foundation Facs., Ser. 2006-A, 0.35%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	13,100,000	13,100,000
Alachua Cnty., FL IDRB, Florida Rock Proj., 0.35%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,498,000	1,498,000
Atkinson & Coffee Cnty., GA Dev. Auth. Solid Waste RB, Langboard, Inc. Proj., Ser. 2008, 0.60%, VRDN, (LOC: CoBank)	16,800,000	16,800,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., Ser. 2006, 0.45%, VRDN, (LOC: U.S. Bancorp)	3,805,000	3,805,000
Calhoun Cnty., AL EDRB, Southern Bag Expansion Proj., Ser. 1998, 0.58%, VRDN, (LOC: Bank of America Corp.)	1,650,000	1,650,000
Calhoun, TX Port Auth. Env. Facs. RB, Formosa Plastics Proj., 0.35%, VRDN, (LOC: Bank of America Corp.)	10,000,000	10,000,000
California Infrastructure & Econ. Dev. Bank RB, Asian Art Museum Proj., 0.24%, VRDN, (Liq: MBIA & LOC: JPMorgan Chase & Co.)	4,800,000	4,800,000
Carroll Cnty., GA Dev. Auth. RRB, Royal Metal Products, Inc. Proj., Ser. 2007, 0.38%, VRDN, (LOC: Branch Banking & Trust Co.)	2,590,000	2,590,000
Clarksville, TN Pub. Bldg. Auth. RB, Ser. 2009, 0.36%, VRDN, (LOC: Bank of America Corp.)	21,610,000	21,610,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., Ser. 2000, 0.46%, VRDN, (LOC: Branch Banking & Trust Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDA RB, Standex Intl. Corp. Proj., 0.45%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 0.55%, VRDN, (LOC: Wells Fargo & Co.) °°	1,685,000	1,685,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 0.50%, VRDN, (LOC: Wells Fargo & Co.) °°	1,530,000	1,530,000
Colorado HFA IDRB, Worldwest, LLP Proj., Ser. 1999-A, 0.70%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dallam Cnty., TX Indl. Dev. Corp. EDRB:
Dallhart Jersey Ranch, Inc., Ser. 2008, 0.60%, VRDN, (LOC: CoBank)	1,700,000	1,700,000
Hilmar Cheese Co., Inc. Proj., Ser. 2009, 0.30%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Devils Lake, ND IDRB, Noodles by Leonardo, Ser. 1997, 0.76%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000

8

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Dodge City, KS IDRB, Farmland Natl. Beef Proj., Ser. 1999, 0.55%, VRDN, (LOC: U.S. Bancorp)	$1,000,000	$1,000,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., Ser. 1999, 0.37%, VRDN, (LOC: U.S. Bank NA)	910,000	910,000
East Peoria, IL Comml. Dev. RRB, Kroger Co. Proj., Ser. 2003, 0.40%, VRDN, (LOC: U.S. Bank NA)	3,125,000	3,125,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., Ser. 1997, 0.41%, VRDN, (LOC: Harris NA)	1,020,000	1,020,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 0.35%, VRDN, (LOC: Bank of America Corp.)	2,170,000	2,170,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 0.58%, VRDN, (LOC: Bank of America Corp.)	300,000	300,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj.:
Ser. 2010-A, 0.39%, VRDN, (Insd. by FHLB)	1,130,000	1,130,000
Ser. 2010-B, 0.35%, VRDN, (Insd. by FHLB)	3,435,000	3,435,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., Ser. 1985, 0.29%, VRDN, (LOC: Rabobank)	7,500,000	7,500,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., Ser. 1996, 0.39%, VRDN, (LOC: Bank One)	1,110,000	1,110,000
Iowa Fin. Auth. IDRB, Interwest Proj., Ser. 2001, 0.60%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	2,360,000	2,360,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., Ser. 1984, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Growth LLC Proj., Ser. 2002, 0.38%, VRDN, (LOC: National City Bank)	1,000,000	1,000,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 0.60%, 05/06/2010, (SPA: Bay Hypo-Und Vereinsbank AG)	3,700,000	3,700,000
Kanawha, Cnty., WV IDRB, Kroger Co.:
Ser. 2004-A, 0.40%, VRDN, (LOC: U.S. Bank NA)	4,500,000	4,500,000
Ser. 2004-B, 0.40%, VRDN, (LOC: U.S. Bank NA)	6,850,000	6,850,000
La Porte, IN IDRB, KKO Realty of La Porte, LLC Proj., Ser. 2003, 0.60%, VRDN, (LOC: Bank of New York Mellon Corp.)	3,455,000	3,455,000
Le Mars, LA IDRB, Feuerhelm Properties LP Proj., Ser. 2000-A, 0.60%, VRDN, (LOC: Bank of the West)	1,850,000	1,850,000
Louisiana Pub. Facs. Auth. RB:
Dynamic Fuels, LLC Proj., Ser. 2008, 0.26%, VRDN, (LOC: SunTrust Banks, Inc.)	3,200,000	3,200,000
Port LLC Proj., Ser. 2008, 0.33%, VRDN, (LOC: Bank of America Corp.)	6,000,000	6,000,000
Macomb Cnty., MI Econ. Dev. Corp. RB, TPA, Inc. Proj., Ser. 2007-A, 0.41%, VRDN, (LOC: PNC Financial Services Group, Inc.)	960,000	960,000
Madeira, OH Econ. Dev. RRB, Kroger Co., Ser. 2004, 0.40%, VRDN, (LOC: U.S. Bank NA)	2,050,000	2,050,000
Marmet, WV Comml. Dev. RRB, Kroger Co., Ser. 2004, 0.40%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., Ser. 2000-A, 0.43%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Mibelloon Dairy Proj., Ser. 2006, 0.55%, VRDN, (LOC: Wells Fargo & Co.) °°	3,000,000	3,000,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 0.61%, VRDN, (LOC: Firstbank Corp.)	835,000	835,000
Montgomery Cnty., KY Indl. Bldg. Facs. RB, Fineblanking Corp. Proj., Ser. 1996, 0.45%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., Ser. 1997, 0.55%, VRDN, (LOC: Wells Fargo & Co.) °°	5,500,000	5,500,000
New Jersey EDA Sch. Facs. RRB, Ser. 3824, 0.55%, VRDN, (SPA: Dexia SA)	1,215,000	1,215,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., Ser. 2001, 0.41%, VRDN, (LOC: U.S. Bank NA)	2,225,000	2,225,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 0.45%, VRDN, (LOC: Bank of America Corp.)	1,375,000	1,375,000
Olathe, KS IDRB, Insulite Proj., Ser. 2000, 0.42%, VRDN, (LOC: U.S. Bancorp)	1,065,000	1,065,000
Onondaga Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Syracuse Resh Corp. Proj., Ser. 2005, 0.35%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	9,100,000	9,100,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 0.45%, VRDN, (LOC: Bank of America Corp.)	1,200,000	1,200,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., Ser. 1999, 0.90%, VRDN, (LOC: U.S. Bancorp)	945,000	945,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., Ser. 2007, 0.38%, VRDN, (LOC: Branch Banking & Trust Co.)	3,700,000	3,700,000
Rockwall, TX IDRB, Columbia Extrusion Corp. Proj., Ser. 1989, 0.57%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000

9

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Savannah, GA EDRB, Georgia Kaolin, Inc., 0.35%, VRDN, (LOC: Bank of America Corp.)	$2,250,000	$2,250,000
Sheboygan, WI IDRB:
Alaark Manufacturing Corp. Proj., Ser. 2000, 0.41%, VRDN, (LOC: Associated Bank NA)	1,725,000	1,725,000
Vortex Liquid Color Proj., 0.37%, VRDN, (LOC: Associated Bank NA)	1,340,000	1,340,000
Skokie, IL EDRB, Skokie Fashion Square Proj., Ser. 1984, 0.73%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000
South Carolina Jobs EDA RB, Blue Ridge Log Cabins, LLC, Ser. 2007, 0.38%, VRDN, (LOC: Branch Banking & Trust Co.)	6,405,000	6,405,000
Springfield., TN Indl. Dev. Board RRB, Kroger CO., Ser. 2004, 0.40%, VRDN, (LOC: U.S. Bank NA)	4,500,000	4,500,000
St. Charles Cnty., MO IDA RB:
Craftsmen Inds. Proj., Ser. 1998-A, 0.40%, VRDN, (LOC: U.S. Bank NA)	5,300,000	5,300,000
Kuenz Heating & Sheet Metal, Ser. 2001, 0.50%, VRDN, (LOC: U.S. Bank NA)	1,975,000	1,975,000
Stark Cnty., OH IDRRB, Kroger Co., Ser. 2004, 0.40%, VRDN, (LOC: U.S. Bank NA)	3,100,000	3,100,000
Traill Cnty., ND IDRB, American Crystal Proj., 0.55%, VRDN, (LOC: CoBank)	27,330,000	27,330,000
Tuscarawas Cnty., OH Port Auth. IDRB, Plymouth Foam, Inc. Proj., Ser. 2008, 0.40%, VRDN, (LOC: U.S. Bank NA)	5,035,000	5,035,000
Wabash, IN EDRB, Martin Yale Inds. Proj., Ser. 1998, 0.85%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 0.60%, VRDN, (LOC: Wells Fargo & Co.) °°	1,360,000	1,360,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., Ser. 2001, 0.60%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
West Frankfort, IL IDRRB, Kroger Co., Ser. 2004, 0.40%, VRDN, (LOC: U.S. Bank NA)	800,000	800,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 0.48%, VRDN, (LOC: Crestar Bank)	1,340,000	1,340,000
Ser. B, 0.48%, VRDN, (LOC: Crestar Bank)	800,000	800,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., Ser. 1996, 0.45%, VRDN, (LOC: Bank of the West)	3,180,000	3,180,000

		291,593,000

MANUFACTURING 0.2%
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 0.57%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 0.45%, VRDN, (LOC: Bank of America Corp.)	2,200,000	2,200,000

		8,450,000

MISCELLANEOUS REVENUE 10.8%
Branch Banking & Trust Co. Muni. Trust RB:
Ser. 1037, 0.40%, VRDN, (LOC: Branch Banking & Trust Co.)	31,105,000	31,105,000
Ser. 1038, 0.47%, VRDN, (LOC: Branch Banking & Trust Co.)	32,520,000	32,520,000
Ser. 5003, 0.62%, VRDN, (SPA: Rabobank)	25,528,312	25,528,312
Brazos River, TX Harbor Naval Dist. Brazoria Cnty. RB, BASF Corp. Proj., Ser. 2001, 0.45%, VRDN, (Gtd. by BASF Corp.)	500,000	500,000
Brazos, TX Harbor Indl. Dev. Corp. RRB, BASF Corp. Proj., Ser. 2001, 0.42%, VRDN, (Gtd. by BASF Corp.)	4,400,000	4,400,000
Butler Cnty., OH Capital Funding RB, CCAO Low Cost Capital, Ser. 2005-A, 0.30%, VRDN, (LOC: U.S. Bank NA)	2,705,000	2,705,000
California Infrastructure & EDRB, Southern California Pub. Radio Proj., Ser. 2005, 0.52%, VRDN, (LOC: Allied Irish Banks plc)	3,200,000	3,200,000
California Infrastructure & EDRRB, Los Angeles Cnty. Museum of Natural History, Ser. 2008-B, 0.24%, VRDN, (LOC: Bank of New York Mellon Corp.)	500,000	500,000
Cassia Cnty., ID Indl. Dev. Corp. RB:
East Valley Cattle LLC Proj., Ser. 2006, 0.55%, VRDN, (LOC: Rabobank)	7,000,000	7,000,000
Vance Dairy Construction Proj., Ser. 2007, 0.60%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Clarksville, TN Pub. Bldg. Auth. RB, Ser. 2008, 0.27%, VRDN, (LOC: Bank of America Corp.)	3,200,000	3,200,000
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 0.35%, VRDN, (Liq.: State Street Corp.)	28,943,000	28,943,000
Ser. 2007-32, 0.35%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000

10

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., Ser. 2006, 0.60%, VRDN, (LOC: Bank of the West)	$3,300,000	$3,300,000
Delaware EDA IDRB, Delaware Clean Power Proj.:
Ser. 1997-C, 0.30%, VRDN, (Gtd. by Motiva Enterprises, LLC)	8,900,000	8,900,000
Ser. 1997-D, 0.28%, VRDN, (Gtd. by Motiva Enterprises, LLC)	1,600,000	1,600,000
Hale Cnty., TX Indl. Dev. Corp. RB, White River Ranch Proj., Ser. 2004, 0.60%, VRDN, (LOC: Wells Fargo & Co.) °°	4,000,000	4,000,000
Hopkins Cnty., KY Indl. Bldg. RB, Lok Corp. Proj., Ser. 2007, 0.33%, VRDN, (LOC: PNC Financial Services Group, Inc.)	960,000	960,000
Illinois Fin. Auth. RB, Easter Seals Metro Chicago, Inc. Proj., Ser. 2007, 0.32%, VRDN, (LOC: Harris NA)	1,300,000	1,300,000
Iowa Fin. Auth. RB, Randy & Ronnie Hunt Partnership Proj., Ser. 2009, 0.30%, VRDN, (SPA: Rabobank Nederland NV)	3,250,000	3,250,000
Jerome Cnty., ID Econ. Dev. Corp. RB, Davisco Foods Intl. Proj., Ser. 2009, 0.30%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000
Kentucky EDA Fin. RB, Goodwill Industries Kentucky, Inc. Proj., Ser. 2007, 0.32%, VRDN, (LOC: PNC Financial Services Group, Inc.)	8,200,000	8,200,000
Lawrence Cnty., SD Solid Waste Disposal RB, Homestake Mining Proj., Ser. 1992-A, 0.33%, VRDN, (LOC: JPMorgan Chase & Co.)	6,000,000	6,000,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 0.50%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Maryland Econ. Dev. Corp. RB, YMCA Central Maryland, Inc. Proj., Ser. 2003, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	2,465,000	2,465,000
Michigan Strategic Fund Ltd. RB, Methodist Childrens Home Proj., Ser. 1995, 0.60%, VRDN, (LOC: JPMorgan Chase & Co.)	1,100,000	1,100,000
Mobile, AL IDRB, HighProv LLC Proj., Ser. 2006, 0.41%, VRDN, (Insd. by FHLB)	6,000,000	6,000,000
Moon, PA IDA Cmnty. Facs. RB, YMCA Greater Pittsburgh Proj., Ser. 2005, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	1,405,000	1,405,000
New York Urban Dev. Corp. RB, ROC-II-R-11710, 0.31%, VRDN, (Liq.: CitiBank NA)	2,500,000	2,500,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.31%, VRDN, (LOC: JPMorgan Chase & Co.)	13,000,000	13,000,000
New York, NY TFA Bldg. RB, Fiscal Year 2007, Ser. S-1, ROC-RR-II-R 809PB, 0.32%, VRDN, (SPA: Deutsche Bank AG)	10,510,000	10,510,000
North Carolina Port Auth. Facs. RB, Ser. 2008, 0.30%, VRDN, (LOC: Branch Banking Trust & Co.)	3,500,000	3,500,000
Oregon EDRB, Beef Northwest Feeders, Inc., Ser. 1999, 0.60%, VRDN, (LOC: Bank of America Corp.)	1,015,000	1,015,000
Pinellas Cnty., FL IDRB, Neighborly Care Network Proj., Ser. 2008, 0.30%, VRDN, (LOC: Branch Banking & Trust Co.)	5,100,000	5,100,000
Port Arthur, TX Naval Dist. Env. Facs. RB, Motiva Enterprises Proj.:
Ser. B, 0.25%, VRDN, (Gtd. by Motiva Enterprises, LLC)	5,200,000	5,200,000
Ser. 2009-C, 0.25%, VRDN, (Gtd. by Motiva Enterprises, LLC)	10,000,000	10,000,000
Ser. 2008-C, 0.25%, VRDN, (Gtd. by Motiva Enterprises, LLC)	19,200,000	19,200,000
Quakertown, PA Gen. Auth. RB, Pooled Financing Program, Ser. A, 0.28%, VRDN, (LOC: PNC Financial Services Group, Inc.)	6,675,000	6,675,000
San Diego Cnty., CA COP, Burnham Institution for Med. Research, Ser. 2005, 0.32%, VRDN, (LOC: Bank of America Corp.)	4,865,000	4,865,000
Santa Fe Cnty., NM Tax-Exempt Ed. Facs. RB, Archdiocese Santa Fe Sch. Proj., Ser. 2008-A, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	6,400,000	6,400,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation Casino RB, 0.40%, VRDN	20,000,000	20,000,000
St. Joseph Cnty., IN EDRB, Hannah & Friends Proj., Ser. 2007, 0.45%, VRDN, (LOC: Bank of America Corp.)	2,165,000	2,165,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.40%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,280,000	7,280,000
Tuscaloosa Cnty., AL IDA Tax Exempt Gulf Opportunity Zone RB, Hunt Refining Proj.:
Ser. 2008-A, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000
Ser. 2008-C, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	10,000,000	10,000,000

11

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.35%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	$20,215,000	$20,215,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., Ser. 1999, 0.45%, VRDN, (LOC: U.S. Bank NA)	3,420,000	3,420,000

		389,046,312

PUBLIC FACILITIES 0.7%
Breckinridge Cnty., KY Lease Program RB:
Assn. Cntys. Leasing Trust, Ser. 1999, 0.31%, VRDN, (LOC: U.S. Bank NA)	2,705,000	2,705,000
Ser. 2001-A, 0.31%, VRDN, (LOC: U.S. Bank NA)	1,295,000	1,295,000
New Jersey Bldg. Auth. RB, Subser. A-3, 0.27%, VRDN, (SPA: Bank of Nova Scotia)	6,100,000	6,100,000
Orange Cnty., FL Sch. Board COP, Deutsche Bank Spears Trust, Ser. 2007-A, 0.30%, VRDN, (SPA: Deutsche Bank AG)	2,845,000	2,845,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Sch. Dist. of Philadelphia Proj., Ser. 2006-B, 0.45%, VRDN	4,705,000	4,705,000
University of Maryland COP, College Business Sch. Proj., Ser. 2000, 0.35%, VRDN, (LOC: Bank of America Corp.)	4,940,000	4,940,000
Williamstown, KY League of Cities Funding Trust Lease RB, Ser. 2008-A, 0.28%, VRDN, (LOC: U.S. Bank NA)	3,815,000	3,815,000

		26,405,000

RESOURCE RECOVERY 0.5%
Harris Cnty., TX Indl. Dev. Corp. Solid Waste Disposal RB, Deer Park Refining Proj., Ser. A, 0.25%, VRDN, (Gtd. by Deer Park Refining)	16,400,000	16,400,000
Massachusetts Dev. Fin. Agcy. Resource Recovery RB, Waste Mgmt., Inc. Proj., Ser. 1999, 0.32%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000

		19,400,000

SOLID WASTE 4.9%
Hancock Cnty., KY Solid Waste Disposal Facs. RB, Nsa Ltd. Proj., Ser. 1998, 0.32%, VRDN, (LOC: Bank of America Corp.)	7,815,000	7,815,000
Iowa Fin. Auth. Solid Waste Disposal RB, Real Estate Iowa One Proj., Ser. 2006, 0.55%, VRDN, (LOC: Rabobank)	7,700,000	7,700,000
Lafayette, IN Solid Wate Disposal RB, Tate & Lyle Ingredients Proj., Ser. 2006, 0.35%, VRDN, (LOC: Rabobank)	24,200,000	24,200,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB:
Ambian Dairy, LLC Proj., Ser. 2008, 0.47%, VRDN, (LOC: CoBank)	3,600,000	3,600,000
Ser. 2006, 0.60%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, IESI Corp., Ser. 2007, 0.33%, VRDN, (LOC: Bank of America Corp.)	20,000,000	20,000,000
Morgantown, KY Solid Waste Disposal Facs. RB, Imco Recycling, Inc. Proj., Ser. 2004, 0.55%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB:
Feenstra Investments, LLC Proj., Ser. 2002, 0.60%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Sorio Bravo Dairy Farm, Ser. 2002, 0.60%, VRDN, (LOC: Bayerische Hypo-Und Vereins)	1,250,000	1,250,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
0.48%, VRDN, (Gtd. by Flint Hills Resources)	5,000,000	5,000,000
Ser. 2002-A, 0.37%, VRDN, (Gtd. by Flint Hills Resources)	43,600,000	43,600,000
Ser. 2006, 0.48%, VRDN, (Gtd. by Flint Hills Resources)	19,000,000	19,000,000
Ser. 2007, 0.48%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 0.48%, VRDN, (Gtd. by Flint Hills Resources)	9,000,000	9,000,000
Racine, WI Solid Waste Disposal RRB, Republic Svcs., Inc. Proj., Ser. 2004, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	5,000,000	5,000,000
Stevens Cnty., MN Solid Waste Disposal RB, Riverview Dairy Proj., Ser. 2007, 0.41%, VRDN, (LOC: Bank of North Dakota)	2,200,000	2,200,000
Swift Cnty., MN Solid Waste Disposal RB, East Dublin Dairy, LLP Proj., Ser. 2008, 0.41%, VRDN, (LOC: Bank of North Dakota)	10,000,000	10,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., Ser. 2006, 0.60%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		177,115,000

12

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.4%
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 0.33%, VRDN, (LOC: Northern Trust Co.)	$2,960,000	$2,960,000
Ser. B, 0.33%, VRDN, (LOC: Northern Trust Co.)	2,385,000	2,385,000
Clark Cnty., NV Hwy. Impt. RB, Ser. DBE-669, 0.30%, VRDN, (Insd. by Deutsche Bank AG)	3,550,000	3,550,000
Colorado Mid-cities Metro. Dist. No 1 Spl. Impt. RRB, Ser. 2004-A, 0.27%, VRDN, (SPA: BNP Paribas SA)	13,170,000	13,170,000
Denver, CO Urban Renewal Auth. Tax Increment RB, Downtown Denver Proj., Ser. A-1, 0.30%, VRDN, (LOC: Compass Bank)	3,930,000	3,930,000
Illinois Regl. Transit Auth. MSTR RB, Ser. 55, Class A, 0.30%, VRDN, (LOC: Societe Generale SA)	2,420,000	2,420,000
Lake Cnty., FL Capital Impt. RB, Deutsche Bank Spears Trust, Ser. 2007, 0.30%, VRDN, (SPA: Deutsche Bank AG)	6,971,000	6,971,000
Metropolitan Atlanta Rapid Trans. Auth. Sales Tax RRB, Ser. P, 0.30%, VRDN, (LOC: Societe Generale SA)	9,305,000	9,305,000
New York Convention Ctr. Dev. Corp. RB, New York Hotel Unit Fee Secured, Ser. 3095, 0.31%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	4,400,000	4,400,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.29%, VRDN, (Liq.: Deutsche Bank AG)	800,000	800,000

		49,891,000

STUDENT LOAN 2.9%
Branch Banking & Trust Co. Muni. Trust RB:
Ser. 2062, 0.33%, VRDN, (Liq.: Branch Banking & Trust Co.)	18,595,000	18,595,000
Ser. 2063, 0.33%, VRDN, (Liq.: Branch Banking & Trust Co.)	16,295,000	16,295,000
Ser. 2064, 0.33%, VRDN, (Liq.: Branch Banking & Trust Co.)	18,445,000	18,445,000
Michigan Higher Ed. Auth. Student Loan RRB, Royal Bank of Canada Muni. Products Trust, Inc. Cert., Ser. L-33, 0.33%, VRDN, (LOC: & Liq.: Royal Bank of Canada)	40,495,000	40,495,000
North Carolina Student Edl. Assistance Auth. RB, Branch Banking & Trust Muni. Trust, Ser. 2065, 0.33%, VRDN, (LOC: Branch Banking & Trust Co.)	9,495,000	9,495,000

		103,325,000

TOBACCO REVENUE 0.2%
Golden State Tobacco Securitization Corp. RB, California Tobacco Settlement, Ser. 2005-A, 0.37%, VRDN, (Liq.: Morgan Stanley)	5,390,000	5,390,000

TRANSPORTATION 2.9%
California Toll Auth. RB, San Francisco Bay Area, Ser. 2008D-1, 0.27%, VRDN, (SPA: BNP Paribas)	3,200,000	3,200,000
Massachusetts Dept. of Trans. Metro Hwy Sys. RB, Contract Assistance, Ser. A-5, 0.31%, VRDN	14,845,000	14,845,000
New Jersey Deutsche Bank Spears Trust RB:
Ser. 2006-B, 0.29%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	1,800,000	1,800,000
Ser. 2006-C, 0.30%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	5,000,000	5,000,000
New Jersey Trans. Auth. RB:
Ser. 3859, 0.55%, VRDN, (SPA: Dexia SA)	2,260,000	2,260,000
Ser. A, 0.55%, VRDN, (Insd. by FGIC)	3,080,000	3,080,000
New Jersey TTFA RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.30%, VRDN, (Gtd. by State Street Corp.)	21,500,000	21,500,000
Ser. 2005-D, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	2,780,000	2,780,000
Ser. DC-8033, 0.34%, VRDN, (Insd. by FSA & LOC: Dexia SA)	5,100,000	5,100,000
New Jersey Turnpike Auth. RB, Ser. 2009-C, 0.28%, VRDN, (LOC: Bank of Nova Scotia)	450,000	450,000
New York Metropolitan Trans. Auth. RB, Ser. 2005-A, ROC-RR-II-R 594PB, 0.32%, VRDN, (Insd. by AMBAC)	21,230,000	21,230,000
North Texas Throughway Auth. RRB, Ser. DB-620, 0.30%, VRDN, (Gtd. by & SPA: Deutsche Bank AG)	18,565,000	18,565,000
Pennsylvania Turnpike Commission RRB, Ser. D, 0.30%, VRDN, (Insd. by FSA & SPA: JPMorgan Chase & Co.)	4,275,000	4,275,000

		104,085,000

UTILITY 4.5%
Bartow Cnty., GA Dev. Auth. PCRB, Georgia Power Co. Plant Bowen Proj., First Ser. 1997, 0.26%, VRDN, (Gtd. by Georgia Power Co.)	300,000	300,000
Central Plains, NE RB, Nebraska Gas Proj. No. 2, Ser. 2009, 0.30%, VRDN, (SPA: Royal Bank of Canada)	15,000,000	15,000,000

13

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Colorado Springs, CO Util. Sys. RB, Ser. 2005-A, 0.29%, VRDN, (LOC: State Street Corp.)	$28,630,000	$28,630,000
Colorado Springs, CO Util. Sys. RRB, Ser. B, 0.33%, VRDN, (SPA: Dexia SA)	9,000,000	9,000,000
Houston, TX Util. Sys. Auth. RRB, Ser. 2010-B, 0.30%, VRDN, (LOC: Royal Bank of Canada)	15,000,000	15,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 0.30%, VRDN, (SPA: Royal Bank of Canada)	12,155,000	12,155,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.55%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	3,500,000	3,500,000
Monroe Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Corp. Proj., Ser. 2009-A, 0.26%, VRDN, (LOC: JPMorgan Chase & Co.)	3,600,000	3,600,000
New Mexico Muni. Energy Acquisition Auth. Gas Supply RB, Ser. 2009, 0.30%, VRDN, (LOC: Royal Bank of Canada)	20,000,000	20,000,000
Northern California Transmission Agcy. RRB, Oregon Transmission Proj., Ser. A, 0.30%, VRDN, (Insd. by FSA & SPA: Dexia SA)	4,960,000	4,960,000
Philadelphia, PA Gas Works RB, Deutsche Bank Spears Trust, Ser. 1998, 0.30%, VRDN, (Insd. by AMBAC & Liq.: Deutsche Bank AG)	21,680,000	21,680,000
Puerto Rico Elec. Power Auth. MSTR RB, Ser. UU, Class A, 0.29%, VRDN, (SPA: Societe Generale)	10,080,000	10,080,000
San Antonio, TX Elec. & Gas RRB, Deutsche Bank Spears Trust, Ser. 2007, 0.30%, VRDN, (SPA: Deutsche Bank AG)	8,280,000	8,280,000
Southern California Pub. Power Auth. RRB, Magnolia Power Proj., Ser. 2009-1-A, 0.28%, VRDN, (LOC: KBC Bank NV)	1,500,000	1,500,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.38%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	6,840,000	6,840,000

		160,525,000

WATER & SEWER 2.8%
Dallas, TX Waterworks & Sewer Sys. RRB, Ser. 2845, 0.35%, VRDN, (LOC: AMBAC & Liq.: JPMorgan Chase & Co.)	1,570,000	1,570,000
First Rio Grande Regl. Water Auth. Econ. Dev. Corp. RB, Rio Grande Valley Sugar, 0.30%, VRDN, (LOC: CoBank)	16,755,000	16,755,000
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2009, Ser. 3484, 0.27%, VRDN, (Liq.: JPMorgan Chase & Co.)	30,500,000	30,500,000
ROC-RR-II R-11697, 0.31%, VRDN, (Liq.: CitiBank NA)	4,200,000	4,200,000
Pennsylvania EDFA Solid Waste Disposal RB, IESI Corp., 0.32%, VRDN, (LOC: Bank of America Corp.)	1,600,000	1,600,000
Pittsburg, CA Pub. Fin. Auth. Water RRB, Ser. 2008, 0.45%, VRDN, (LOC: Allied Irish Banks plc)	19,400,000	19,400,000
San Antonio, TX Water Sys. RRB, Ser. 2007, 0.30%, VRDN, (SPA: Societe Generale SA)	13,085,000	13,085,000
Seattle, WA Water & Sewer Sys. RB, Eclipse Funding Trust, Ser. 2006-0002, 0.30%, VRDN, (Insd. by MBIA & LOC: U.S. Bank NA)	6,700,000	6,713,990
West Palm Beach, FL Util. Sys. RB, Ser. 2008C, 0.35%, VRDN, (SPA: Dexia SA)	6,900,000	6,900,000

		100,723,990

Total Investments (cost $3,591,332,233) 99.8%		3,591,332,233
Other Assets and Liabilities 0.2%		7,575,794

Net Assets 100.0%		$3,598,908,027

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

14

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

On April 30, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

15

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 1.9%
Allegheny Cnty., PA Arpt. Auth. RRB, Ser. 2001-B, 0.35%, VRDN, (Liq.: State Street Corp.)	$4,200,000	$4,200,000

CONTINUING CARE RETIREMENT COMMUNITY 4.4%
Burlington Cnty., NJ RB, Lutheran Home Proj., Ser. 2005-A, 0.28%, VRDN, (LOC: Commerce Bank, N.A.)	690,000	690,000
New Jersey EDRRB, Arbor Glen of Bridgewater Proj., Ser. 2004, 0.27%, VRDN, (LOC: Sovereign Bank)	9,205,000	9,205,000

		9,895,000

EDUCATION 15.4%
Massachusetts Dev. Fin. Agcy. RB, Boston Univ. Proj., Ser. U-6C, 0.50%, VRDN, (LOC: Allied Irish Banks plc)	2,100,000	2,100,000
New Jersey EDA RB:
Princeton Day Sch. Proj., Ser. 2005, 0.29%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
The Peddie Sch. Proj., Ser. B, 0.27%, VRDN, (LOC: US Bank)	8,100,000	8,100,000
New Jersey Edl. Facs. Auth. RB, Institutional Defense Analyses Proj., Ser. D, 0.30%, VRDN, (Insd. by AMBAC & LOC: Branch Banking & Trust)	4,700,000	4,700,000
New Jersey Edl. Facs. Auth. RRB:
Princeton Univ. Proj., Ser. H, 0.28%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000
Seton Hall Univ. Proj., Ser. D, 0.38%, VRDN, (SPA: Allied Irish Banks plc)	12,440,000	12,440,000

		34,990,000

GENERAL OBLIGATION – LOCAL 8.2%
Hudson Cnty., NJ GO, Impt. Auth. Revenue Notes, Ser. C-1, 1.25%, 01/19/2011	4,557,800	4,576,232
Millburn Township, NJ GO, BAN, 1.50%, 02/10/2011	3,717,693	3,748,392
New York, NY GO, Fiscal Year 2004, Ser. H-4, 0.22%, VRDN, (LOC: Bank of New York Mellon Corp.)	300,000	300,000
South River, NJ GO, BAN, Ser. 2009, 1.50%, 12/21/2010	3,535,000	3,552,844
Sparta Township, NJ GO, 1.50%, 02/25/2011	6,500,000	6,550,900

		18,728,368

GENERAL OBLIGATION – STATE 1.8%
Texas GO, TRAN, Ser. 2009, 2.50%, 08/31/2010	4,000,000	4,026,558

HOSPITAL 10.7%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. 2004-B, 0.27%, VRDN, (LOC: Commerce Bancorp, Inc.)	17,015,000	17,015,000
New Jersey Healthcare Facs. Fin. Auth. RB, Somerset Med. Ctr. Proj., Ser. 2008, 0.26%, VRDN, (LOC: TD Bank, NA)	3,250,000	3,250,000
New Jersey Hlth. Care Facs. Auth. RB, Ser. A-1, 0.28%, VRDN, (LOC: Commerce Bank NA)	4,050,000	4,050,000

		24,315,000

HOUSING 7.6%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
PFOTER, Ser. 2008, 0.30%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	1,310,000	1,310,000
Ser. F, 0.28%, VRDN, (LOC: Bank of America Corp.)	1,800,000	1,800,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
Ser. EE, 0.37%, VRDN, (LOC: Bank of America Corp.)	4,445,000	4,445,000
Ser. Q, 0.33%, VRDN, (SPA: Dexia SA)	1,495,000	1,495,000
Puerto Rico HFA RB, PUTTER, Ser. 2984, 0.30%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,180,000	8,180,000

		17,230,000

INDUSTRIAL DEVELOPMENT REVENUE 8.5%
Logan City, UT IDRB, Scientific Tech., Inc., 0.44%, VRDN, (LOC: Bank of the West)	1,500,000	1,500,000
New Jersey EDA RB:
NUI Corp. Proj., Ser. A, 0.25%, VRDN, (LOC: Bank of America Corp.)	1,900,000	1,900,000
Paddock Realty, LLC Proj., 0.47%, VRDN, (LOC: Wells Fargo & Co.) °°	1,010,000	1,010,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 0.42%, VRDN, (LOC: Washington Mutual, Inc.)	1,410,000	1,410,000
New Jersey EDA Sch. Facs. RRB, Ser. 3824, 0.55%, VRDN, (SPA: Dexia SA)	13,405,000	13,405,000

		19,225,000

1

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 4.7%
California Infrastructure & Econ. Dev. Bank RB, California Academy of Sciences Proj., Ser. 2008-B, 0.50%, VRDN, (LOC: Allied Irish Banks plc)	$150,000	$150,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.28%, VRDN, (Gtd. by Motiva Enterprises, LLC)	500,000	500,000
New Jersey EDA RB, Lawrence Sch. Proj., Ser B, 0.23%, VRDN, (SPA: JPMorgan Chase & Co.)	3,600,000	3,600,000
Port Arthur, TX Naval Dist. Env. Facs. RB, Motiva Enterprises, Ser. C, 0.25%, VRDN	5,500,000	5,500,000
Union Cnty., NJ Indl. Pollution Ctl. Exxon Proj., RB, 0.19%, VRDN, (Gtd. by Exxon Mobil)	1,000,000	1,000,000

		10,750,000

PORT AUTHORITY 0.6%
New York Port Auth. RB, Ser. 2008-1067, 0.37%, VRDN, (LOC: Bank of America Corp.)	1,415,000	1,415,000

PUBLIC FACILITIES 0.0%
New Jersey Bldg. Auth. RB, Subser. A-3, 0.27%, VRDN, (SPA: Bank of Nova Scotia)	105,000	105,000

SPECIAL TAX 6.5%
Garden State New Jersey Preservation RB, Open Space & Farmland, Ser. 2865, 0.30%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,185,000	4,185,000
New Jersey EDA Motor Vehicle RB, Ser. 2008-3303, 0.30%, VRDN, (Insd. by BHAC & LOC: Bank of America Corp.)	2,190,000	2,190,000
Puerto Rico Sales Tax Fin. Corp. RB:
Deutsche Bank Spears Trust, Ser. DBE-627A, 0.29%, VRDN, (Liq.: Deutsche Bank AG)	2,490,000	2,490,000
ROC RR-II-R 11760, 0.32%, VRDN, (Liq.: CitiBank, NA)	6,000,000	6,000,000

		14,865,000

STUDENT LOAN 3.1%
New Jersey Higher Ed. Assistance Auth. RB, ROC RR-II-R 11571, Ser. 2008-A, 0.37%, VRDN, (Insd. by Assured Gty. Corp. & Liq.: CitiBank, NA)	7,050,000	7,050,000

TRANSPORTATION 18.7%
Delaware River & Bay Auth. RRB, Ser. 2008, 0.26%, VRDN, (LOC: TD Bank, NA)	3,800,000	3,800,000
New Jersey Deutsche Bank Spears Trust RB:
Ser. 2006-A, 0.30%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	5,510,000	5,510,000
Ser. 2006-B, 0.29%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	1,200,000	1,200,000
Ser. 2006-C, 0.30%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	8,590,000	8,590,000
New Jersey Trans. Auth. RB:
Ser. A, 0.55%, VRDN, (Insd. by FGIC)	2,540,000	2,540,000
Ser. B, 0.26%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Ser. D, 0.26%, VRDN, (SPA: Bank of Nova Scotia)	4,200,000	4,200,000
New Jersey TTFA RB:
Clipper Tax-Exempt Cert. Trust, Ser. A-2006, 0.30%, VRDN, (Gtd. by State Street Corp.)	5,800,000	5,800,000
Ser. DC-8033, 0.34%, VRDN, (Insd. by FSA & LOC: Dexia SA)	1,335,000	1,335,000
New Jersey Turnpike Auth. RB, Ser. 2009-C, 0.28%, VRDN, (LOC: Bank of Nova Scotia)	4,400,000	4,400,000

		42,375,000

UTILITY 7.6%
Bartow Cnty., GA Dev. Auth. PCRB, Georgia Power Co. Plant Bowen Proj., First Ser. 1997, 0.26%, VRDN, (Gtd. by Georgia Power Co.)	4,800,000	4,800,000
Puerto Rico Elec. Power Auth. MSTR RB:
Ser. UU, Class A:
0.29%, VRDN, (Insd. by FSA & SPA: Societe Generale)	3,780,000	3,780,000
0.29%, VRDN, (SPA: Societe Generale)	3,200,000	3,200,000
Ser. VV, Class A, 0.29%, VRDN, (SPA: Societe Generale)	5,530,000	5,530,000

		17,310,000

Total Investments (cost $226,479,926) 99.7%		226,479,926
Other Assets and Liabilities 0.3%		742,452

Net Assets 100.0%		$227,222,378

2

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Note
BHAC	Berkshire Hathaway Assurance Corporation
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Incorporated
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TRAN	Tax Revenue Anticipation Note
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of April 30, 2010:

New Jersey	74.5%
Puerto Rico	12.9%
Texas	4.2%
Georgia	2.1%
Delaware	1.9%
Pennsylvania	1.9%
Massachusetts	0.9%
New York	0.8%
Utah	0.7%
California	0.1%

100.0%

On April 30, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 1.5%
Albany Cnty., NY Arpt. Auth. RRB, Ser. A, 0.36%, VRDN, (LOC: Bank of America Corp.)	$6,555,000	$6,555,000

COMMUNITY DEVELOPMENT DISTRICT 1.0%
New York, NY Indl. Dev. Agcy. RB, Sephardic Cmnty. Youth Ctr. Proj., 0.35%, VRDN, (LOC: M&T Bank Corp.)	4,400,000	4,400,000

CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Lancaster Township, NY IDA RB, Greenfield Manor, Inc. Proj., 0.37%, VRDN, (LOC: M&T Bank Corp.)	4,195,000	4,195,000

EDUCATION 12.7%
Erie Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Canisius High Sch. Proj., Ser. 2008, 0.35%, VRDN, (LOC: M&T Bank Corp.)	9,760,000	9,760,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, 0.30%, VRDN, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,150,000	3,150,000
Fordham Univ., 2008, Ser. A-2, 0.35%, VRDN, (LOC: Allied Irish Banks plc)	11,155,000	11,155,000
NY Law Sch. Proj., Ser. 2009, 0.26%, VRDN, (LOC: TD Bank NA)	4,500,000	4,500,000
Rockfeller Univ., Ser. 2009-B, 0.25%, VRDN, (SPA: U.S. Bank NA)	9,500,000	9,500,000
New York, NY Cultural Residential RB, Lincoln Ctr. for the Performing Arts, Inc., Ser. 2008-B-1, 0.24%, VRDN, (LOC: U.S. Bank NA)	3,750,000	3,750,000
New York, NY Indl. Dev. Agcy. Civic Facs. RB, New York Law Sch. Proj., Ser. 2006-B-1, 0.35%, VRDN, (LOC: Allied Irish Banks plc)	3,100,000	3,100,000
New York, NY RB, Enhanced Assistance Program, Ser. 2007-A, 0.40%, VRDN, (LOC: Bank of America Corp.)	3,600,000	3,600,000
Troy, NY IDA Civic Facs. RB, Rensselaer Polytechnic Institute Proj., Ser. 2002-C, 0.35%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000

		53,515,000

GENERAL OBLIGATION – LOCAL 13.9%
New York, NY GO:
Fiscal Year 1990, Ser. L-4, 0.28%, VRDN, (LOC: U.S. Bank NA)	2,100,000	2,100,000
Fiscal Year 1994:
Ser. A-5, 0.22%, VRDN, (LOC: KBC Bank)	6,100,000	6,100,000
Ser. B-2, 0.24%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,300,000	9,300,000
Fiscal Year 1996, Ser. J-3, 0.25%, VRDN, (Liq.: JPMorgan Chase & Co.)	400,000	400,000
Fiscal Year 2004, Ser. H-4, 0.22%, VRDN, (LOC: Bank of New York Mellon Corp.)	11,005,000	11,005,000
Fiscal Year 2005, Ser. F-4, 0.29%, VRDN, (LOC: Royal Bank of Scotland)	1,300,000	1,300,000
Fiscal Year 2006, Ser. I-7, 0.32%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
Fiscal Year 2008, Ser. J-3, 0.45%, VRDN, (LOC: Allied Irish Banks plc)	6,100,000	6,100,000
Oneida, NY City Sch. Dist. GO BAN, Fiscal Year 2009, 1.50%, 10/29/2010	6,000,000	6,015,124
Pocantico Hills, NY Central Sch. Dist. GO BAN, 1.50%, 06/24/2010	2,200,000	2,203,399
Sierra, CA Joint Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Sch. Facs. Impt. Dist. 1 & 2, Ser. B, 0.30%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	1,300,000	1,300,000
West Babylon, NY Free Sch. Dist. GO TAN, Ser. 2009, 1.75%, 06/25/2010	8,000,000	8,014,376

		58,837,899

GENERAL OBLIGATION – STATE 2.5%
Puerto Rico Cmnwlth. Pub. Impt. GO, Ser. 2002-A, ROC-RR-II-R-185, 0.28%, VRDN, (LOC: CitiBank NA)	3,715,000	3,715,000
Texas GO, TRAN, Ser. 2009, 2.50%, 08/31/2010	7,000,000	7,046,477

		10,761,477

HOSPITAL 2.8%
New York Dorm. Auth. RB:
North Shore Long Island Jewish Obl. Group, Ser. 2009-B, 0.26%, VRDN, (LOC: TD Bank NA)	1,000,000	1,000,000
Northern Westchester Assn., Ser. 2009, 0.26%, VRDN, (LOC: TD Bank NA)	3,000,000	3,000,000
New York, NY RB, Enhanced Assistance, Ser. 2006-A, 0.30%, VRDN, (LOC: Bank of America Corp.)	3,820,000	3,820,000
Steuben Cnty., NY Indl. Dev. Agcy. RB:
Corning Hosp. Facs. Ctr. Proj., Ser. 2001, 0.55%, VRDN, (LOC: M&T Bank Corp.)	1,465,000	1,465,000
Guthrie Corning Dev. Facs. Proj., Ser. 2001, 0.55%, VRDN, (LOC: M&T Bank Corp.)	2,410,000	2,410,000

		11,695,000

1

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 22.4%
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class C, 0.35%, VRDN, (SPA: Lloyds TSB Group plc)	$2,230,000	$2,230,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 0.42%, VRDN, (Insd. by FHLMC)	9,900,000	9,900,000
New York Hsg. Fin. Agcy. RB:
10 Liberty Street, Ser. 2003-A, 0.28%, VRDN, (Insd. by & Liq.: FHLMC)	380,000	380,000
Avalon Bowery Place, Ser. 2006-A, 0.35%, VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
College Arms Apts., Ser. 2008-A, 0.30%, VRDN, (Insd. by & Liq.: FHLMC)	3,800,000	3,800,000
Rip Van Winkle House, Ser. 2004-A, 0.33%, VRDN, (Insd. by & Liq.: FNMA)	3,300,000	3,300,000
West 23rd Street, Ser. 2002-A, 0.29%, VRDN, (Insd. by & Liq.: FNMA)	19,900,000	19,900,000
Weyant Green Apts., Ser. 2007-A, 0.25%, VRDN, (Insd. by & Liq.: FNMA)	700,000	700,000
New York Hsg. Fin. Agcy. RRB, Victory Hsg., Ser. 2004-A, 0.25%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	2,500,000	2,500,000
New York Mtge. Agcy. Homeowner RB, Ser. 71, ROC-RR-II-R-11706, 0.36%, VRDN, (Liq.: CitiBank NA)	3,515,000	3,515,000
New York, NY Hsg. Dev. Corp. MHRB:
1405 Fifth Ave. Apts., Ser. A, 0.30%, VRDN, (LOC: CitiBank NA)	3,940,000	3,940,000
1904 Vyse Ave. Apts. Proj., Ser. 2005-A, 0.29%, VRDN, (LOC: HSBC Holdings plc)	4,035,000	4,035,000
550 East 170th Street Apts., Ser. 2007-A, 0.30%, VRDN, (LOC: CitiBank NA)	1,925,000	1,925,000
Bruckne by the Bridge, Ser. 2008-A, 0.29%, VRDN, (LOC: JPMorgan Chase & Co.)	11,200,000	11,200,000
Lafontaine Ave. Apts., Ser. 2007-A, 0.30%, VRDN, (LOC: CitiBank NA)	3,400,000	3,400,000
Ogden Ave. Apts., Ser. 2005-A, 0.29%, VRDN, (Insd. by & Liq.: FNMA)	2,500,000	2,500,000
Pierrepont Dev., Ser. 2000-A, 0.33%, VRDN, (LOC: Allied Irish Banks plc)	3,100,000	3,100,000
Ser. 2009-C-4, 0.29%, VRDN, (Liq.: Bank of New York Mellon Corp.)	9,045,000	9,045,000
Ser. H-2-A, 0.29%, VRDN, (SPA: Dexia SA)	1,000,000	1,000,000
West End Towers, Ser. 2004-A, 0.29%, VRDN, (Insd. by FHLMC)	2,800,000	2,800,000
New York, NY SFHRB, Ser. 132, 0.29%, VRDN, (SPA: Dexia SA)	1,200,000	1,200,000
Sherburne Cnty., MN Hsg. & Redev. Auth. IDRB, Apperts, Inc. Proj., Ser. 2001, 0.69%, VRDN, (LOC: LaSalle Bank Corp.)	2,680,000	2,680,000

		94,550,000

INDUSTRIAL DEVELOPMENT REVENUE 1.6%
Columbia Cnty., NY Indl. Dev. Agcy. RB, Rual Manufacturing Co., Inc. Proj., Ser. 1995-A, 0.45%, VRDN, (LOC: Bank of America Corp.)	2,685,000	2,685,000
New York, NY Indl. Dev. Agcy. RB, French Institute Alliance, Ser. 2005, 0.55%, VRDN, (LOC: M&T Bank Corp.)	1,615,000	1,615,000
Southeast New York Indl. Dev. Agcy. RB, Dairy Conveyor Corp. Proj., Ser. 1995, 0.31%, VRDN, (LOC: JPMorgan Chase & Co.)	960,000	960,000
Sparks, NV EDRB, Rix Inds. Proj., 0.52%, VRDN, (LOC: Wells Fargo & Co.) °°	1,300,000	1,300,000

		6,560,000

MISCELLANEOUS REVENUE 9.8%
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 0.30%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	5,000,000	5,000,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.28%, VRDN, (Gtd. by Motiva Enterprises, LLC)	4,700,000	4,700,000
New York Urban Dev. Corp. Svc. Contract RRB, Ser. 2008A-4, 0.31%, VRDN, (LOC: JPMorgan Chase & Co.)	12,000,000	12,000,000
Port Arthur, TX Naval Dist. Env. Facs. RB:
Motiva Enterprises Proj., Ser. B, 0.25%, VRDN	3,800,000	3,800,000
Motiva Enterprises, Ser. C, 0.25%, VRDN	2,300,000	2,300,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 0.40%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	9,450,000	9,450,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 0.35%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	4,275,000	4,275,000

		41,525,000

2

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 2.6%
Puerto Rico Sales Tax RB:
Corp. Sales Tax ROC-RR-II-R-11759, 0.32%, VRDN, (LOC: CitiBank NA)	$6,000,000	$6,000,000
Corp. Sales Tax ROC-RR-II-R-11778, 0.32%, VRDN, (Liq.: Deutsche Bank AG)	4,875,000	4,875,000

		10,875,000

SPECIAL TAX 7.2%
New York Convention Ctr. Dev. Corp. RB, New York Hotel Unit Fee Secured, Ser. 3095, 0.31%, VRDN, (Insd. by AMBAC & Liq.: Morgan Stanley)	12,600,000	12,600,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 2-F, 0.35%, VRDN, (SPA: Dexia SA)	3,100,000	3,100,000
Ser. 3-C, 0.35%, VRDN, (SPA: Dexia SA)	3,770,000	3,770,000
Ser. 3-D, 0.35%, VRDN, (SPA: Dexia SA)	10,445,000	10,445,000
Puerto Rico Sales Tax Fin. Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 0.29%, VRDN, (Liq.: Deutsche Bank AG)	400,000	400,000

		30,315,000

TRANSPORTATION 13.1%
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-A, 0.30%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	300,000	300,000
New York Metropolitan Trans. Auth. RAN, Ser. 2002G-1, 2.00%, 12/31/2010	10,000,000	10,106,568
New York Metropolitan Trans. Auth. RB:
Ser. 2002G-1, 0.27%, VRDN, (SPA: Bank of Nova Scotia)	10,000,000	10,000,000
Ser. 2005-A, ROC-RR-II-R-594PB, 0.32%, VRDN, (Insd. by AMBAC)	1,000,000	1,000,000
Ser. 2005G-1, 0.23%, VRDN, (LOC: BNP Paribas SA)	9,485,000	9,485,000
Ser. 2006-B, ROC-RR-II-R-11711, 0.32%, VRDN, (Liq.: CitiBank NA)	11,650,000	11,650,000
New York Throughway Auth. RRB, PUTTER, Ser. H, 0.40%, VRDN, (LOC: JPMorgan Chase & Co.)	4,600,000	4,600,000
Triborough Bridge & Tunnel Auth. RB:
Class A, 0.28%, VRDN, (SPA: Societe Generale)	3,830,000	3,830,000
Ser. A, 0.33%, VRDN, (LOC: U.S. Bank NA)	4,295,000	4,295,000

		55,266,568

UTILITY 4.4%
Bartow Cnty., GA Dev. Auth. PCRB, Georgia Power Co. Plant Bowen Proj., First Ser. 1997, 0.26%, VRDN, (Gtd. by Georgia Power Co.)	400,000	400,000
Kentucky Pub. Energy Auth. RB, Gas Supply Proj., Ser. 2006-A, 0.24%, VRDN, (SPA: Societe Generale SA)	1,400,000	1,400,000
Long Island Power Auth. RB, Ser. 2003-E, 0.32%, VRDN, (SPA: Dexia SA)	3,300,000	3,300,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 0.55%, VRDN, (Insd. by FGIC & SPA: Dexia SA)	1,985,000	1,985,000
Puerto Rico Elec. Power Auth. MSTR RB:
Ser. UU, Class A, 0.29%, VRDN, (SPA: Societe Generale)	6,180,000	6,180,000
Ser. VV, Class A, 0.29%, VRDN, (SPA: Societe Generale)	3,500,000	3,500,000
Puerto Rico Elec. Power Auth. RB, Branch Banking & Trust Muni. Trust, Ser. 2006, 0.33%, VRDN, (LOC: Branch Banking & Trust Co.)	1,990,000	1,990,000

		18,755,000

WATER & SEWER 3.1%
New York, NY Muni. Water & Sewer Fin. Auth. RB:
Fiscal Year 2007, Ser. CC-1, 0.24%, VRDN, (SPA: Bank of Nova Scotia)	5,200,000	5,200,000
PUTTER, Ser. 1289, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	145,000	145,000
New York, NY Muni. Water & Sewer Fin. Auth. RRB:
Fiscal Year 2002, Ser. 3092, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	500,000	500,000
PUTTER, Ser. 1263, 0.30%, VRDN, (LOC: JPMorgan Chase & Co.)	7,090,000	7,090,000

		12,935,000

Total Investments (cost $420,740,944) 99.6%		420,740,944
Other Assets and Liabilities 0.4%		1,731,908

Net Assets 100.0%		$422,472,852

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Note
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of April 30, 2010:

New York	86.8%
Puerto Rico	6.8%
Texas	3.1%
Delaware	1.1%
Minnesota	0.6%
Kentucky	0.3%
California	0.3%
Nevada	0.3%
Georgia	0.1%
New Jersey	0.1%
Non-state specific	0.5%

100.0%

On April 30, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of Investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010 all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

4

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.1%
AIRPORT 1.6%
Allegheny Cnty., PA Arpt. Auth. RRB, Ser. 2001-B, 0.35%, VRDN, (Liq.: State Street Corp.)	$2,850,000	$2,850,000

CONTINUING CARE RETIREMENT COMMUNITY 1.4%
Pennsylvania Horizon Hosp. Sys. Auth. Sr. Hlth. & Hsg. Facs. RB, St. Paul Homes Proj., Ser. 2002, 0.35%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	2,600,000	2,600,000

EDUCATION 16.8%
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. 2007, Class A, 0.29%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,080,000	5,080,000
Delaware Cnty., PA RB, Eastern College Proj., Ser. A, 0.29%, VRDN, (LOC: Allied Irish Banks plc)	3,275,000	3,275,000
Latrobe, PA IDA RB, Greensburg Diocese Proj., 0.65%, VRDN, (LOC: Allied Irish Banks plc)	1,170,000	1,170,000
Pennsylvania EDFA RB, LaSalle College High Sch. Proj., Ser. J1, 0.29%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Assn. of Independent Colleges & Univ. of Pennsylvania Fin. Program, Univ. of Scranton Proj.:
Ser. 1999-E3, 0.29%, VRDN, (LOC: PNC Financial Services Group, Inc.)	5,000,000	5,000,000
Ser. 2002-K1, 0.32%, VRDN, (LOC: JPMorgan Chase & Co.)	1,370,000	1,370,000
Honeysuckle Student Hsg. Proj., Ser. A, 0.45%, VRDN, (LOC: Allied Irish Banks plc)	1,020,000	1,020,000
St. Joesph’s Univ., Ser. A, 0.32%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, ROC RR-II-R-11396, 0.35%, VRDN, (Insd. by FSA & Liq.: Citibank NA)	7,600,000	7,600,000

		30,415,000

GENERAL OBLIGATION – LOCAL 7.1%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 0.38%, VRDN, (Insd. by FSA & SPA: Dexia SA)	8,995,000	8,995,000
Emmaus, PA GO, Dowington Area Sch. Dist. Chester Cnty., Ser. 1989-D, Subser. D-27, 0.28%, VRDN, (LOC: U.S. Bank NA)	2,200,000	2,200,000
Imperial, CA Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Ser. 444, 0.29%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	1,690,000	1,690,000

		12,885,000

GENERAL OBLIGATION – STATE 5.0%
Pennsylvania GO, TRAN, Ser. 2009-2010, 1.50%, 06/30/2010	5,000,000	5,009,555
Texas GO, TRAN, Ser. 2009, 2.50%, 08/31/2010	4,000,000	4,026,558

		9,036,113

HOSPITAL 19.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Proj., Ser. 2007-B-2, 0.30%, VRDN	5,000,000	5,000,000
Berks Cnty., PA Muni. Auth. RB, Reading Hosp. & Med. Ctr. Proj., Ser. 2009-A-1, 0.31%, VRDN, (LOC: Royal Bank of Canada)	5,600,000	5,600,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Ser. 385, 0.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,500,000	3,500,000
Ser. 566, 0.50%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,400,000	13,400,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Children’s Hosp. Proj., Ser. A, 0.24%, VRDN, (SPA: JPMorgan Chase & Co.)	4,130,000	4,130,000
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children’s Hosp. Proj., Ser. 2002-B, 0.24%, VRDN, (SPA: JPMorgan Chase & Co.)	1,500,000	1,500,000
South Central Pennsylvania Gen. Auth. RB, Wellspan Hlth. Obl. Group, Ser. 2008-C, 0.33%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	1,800,000	1,800,000

		34,930,000

HOUSING 7.6%
Allegheny Cnty., PA Residential Fin. Auth. Mtge. SFHRB, Ser. 2005-SS, 0.34%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	3,135,000	3,135,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, Class A, 0.35%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,170,000	4,170,000
Pennsylvania HFA SFHRB, Ser. 2007-98C, 0.33%, VRDN, (SPA: Dexia SA)	2,300,000	2,300,000
Washington Hsg. Fin. Commission MHRRB, Lake City Sr. Apts. Proj., Ser. 2009, 0.31%, VRDN, (Liq.: FHLMC)	4,250,000	4,250,000

		13,855,000

1

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 26.6%
Adams Cnty., PA IDA RB, Gettysburg Foundation Facs., Ser. 2006-A, 0.35%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	$1,470,000	$1,470,000
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co., Ser. 1991, 0.39%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Berks Cnty., PA IDA RB, Fleetwood Business Trust, 0.35%, VRDN, (LOC: Northern Trust Co.)	4,015,000	4,015,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 0.42%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 0.42%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 0.39%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 0.38%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 0.38%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	790,000	790,000
Delaware EDA IDRB, Delaware Clean Power Proj., Ser. 1997-D, 0.28%, VRDN, (Gtd. by Motiva Enterprises, LLC)	1,600,000	1,600,000
East Hempfield Township, PA IDA RB, Herley Inds., Inc. Proj., Ser. 2001, 0.45%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	2,100,000	2,100,000
Fayette Cnty., PA IDA RB, Coastal Lumber Co. Proj., 0.48%, VRDN, (LOC: Branch Banking & Trust)	1,900,000	1,900,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 0.49%, VRDN, (LOC: Commerce Bank NA)	1,555,000	1,555,000
Jenkins, MN IDRB, Pequot Tool & Manufacturing, Inc. Proj., 0.52%, VRDN, (LOC: Wells Fargo & Co.) °°	2,070,000	2,070,000
Lancaster, PA IDA RB, Purple Cow Partners, LLC Proj., 0.35%, VRDN, (LOC: First Tennessee Bank)	4,385,000	4,385,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co. Proj., Ser. A-2, 0.36%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,250,000	4,250,000
Pennsylvania EDFA RB:
Crawford Cnty. Properties, Ser. 2001-B2, 0.49%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 0.49%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	450,000	450,000
EPT Associates Proj., Ser. B-5, 0.49%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
First Street Partners Proj., Ser. H-4, 0.49%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
Fitzpatrick Container Co., 0.36%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,700,000	1,700,000
Ganflec Corp. Proj., Ser. E, 0.38%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
Johnston Welding & Fabric, Ser. B-1, 0.49%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	300,000	300,000
Leidy’s, Inc. Proj., Ser. D-7, 0.36%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Sage Properties, LLC Proj., Ser. G12, 0.49%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	200,000	200,000
Solar Innovations, Inc. Proj., 0.60%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	6,855,000	6,855,000
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 0.45%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Westmoreland Cnty., PA IDA RB, Rhodin Enterprises Proj., 0.40%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,990,000	1,990,000

		48,130,000

PORT AUTHORITY 1.1%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 0.36%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

SPECIAL TAX 3.9%
Puerto Rico Sales Tax Fin. Corp. RB, ROC RR-II-R-11761, 0.32%, VRDN, (Liq.: Citibank NA)	6,000,000	6,000,000
Reno, NV Sales Tax RRB, Reno Trans. Rail Access Corridor Proj., Ser. 2008A, 0.25%, VRDN, (LOC: Bank of New York Mellon Corp.)	1,000,000	1,000,000

		7,000,000

TRANSPORTATION 1.6%
Delaware Cnty., PA RB, River Junction Toll Bridge Commission, Ser. B-2, 0.33%, VRDN, (LOC: Dexia SA)	2,930,000	2,930,000

2

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 7.1%
Bartow Cnty., GA Dev. Auth. PCRB, Georgia Power Co. Plant Bowen Proj., First Ser. 1997, 0.26%, VRDN, (Gtd. by Georgia Power Co.)	$400,000	$400,000
Philadelphia, PA Gas Works RB, Deutsche Bank Spears Trust, Ser. 1998, 0.30%, VRDN, (Insd. by AMBAC & Liq.: Deutsche Bank AG)	8,965,000	8,965,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 0.38%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,495,000	3,495,000

		12,860,000

Total Investments (cost $179,491,113) 99.1%		179,491,113
Other Assets and Liabilities 0.9%		1,572,540

Net Assets 100.0%		$181,063,653

°°	Credit enhancement is provided by a non-controlled affiliate.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at April 30, 2010.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance, Incorporated
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of April 30, 2010:

Pennsylvania	82.1%
Washington	2.4%
Texas	2.2%
Wisconsin	1.9%
Minnesota	1.2%
California	0.9%
Delaware	0.9%
Nevada	0.6%
Georgia	0.2%
Non-state specific	7.6%

100.0%

On April 30, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

3

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bills:
0.11%, 05/20/2010-05/27/2010 ß	$35,000,000	$34,998,027
0.16%, 05/06/2010 ß	45,000,000	44,999,391
0.17%, 06/17/2010 ß	30,000,000	29,993,625
0.20%, 08/26/2010 ß	5,000,000	4,996,885

Total U.S. Treasury Obligations (cost $114,987,928)		114,987,928

REPURCHASE AGREEMENTS ^^ 87.0%
Bank of America Corp., 0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $39,000,618 (1)	39,000,000	39,000,000
Bank of America Corp., avg. rate of 0.18%, dated 4/28/2010, maturing 5/05/2010, maturity value $20,000,700 (2) *	20,000,000	20,000,000
Barclays Captial, Inc., 0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $126,001,995 (3)	126,000,000	126,000,000
BNP Paribas Securities Corp., 0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $46,067,729 (4)	46,067,000	46,067,000
Citigroup Global Martkets, Inc., 0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $118,001,868 (5)	118,000,000	118,000,000
Credit Suisse Firt Boston Corp., 0.18%, dated 4/30/2010, maturing 5/03/2010, maturity value $59,000,885 (6)	59,000,000	59,000,000
Deutsche Bank AG, 0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $118,001,868 (7)	118,000,000	118,000,000
Goldman Sachs & Co., avg. rate of 0.18%, dated 4/28/2010, maturing 5/05/2010, maturity value $20,000,700 (8) *	20,000,000	20,000,000
JPMorgan Chase & Co., 0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $79,001,251 (9)	79,000,000	79,000,000
RBS Securities, Inc., 0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $118,001,868 (10)	118,000,000	118,000,000
UBS AG, 0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $25,000,396 (11)	25,000,000	25,000,000

Total Repurchase Agreements (cost $768,067,000)		768,067,000

Total Investments (cost $883,054,928) 100.0%		883,054,928
Other Assets and Liabilities 0.0%		(165,432)

Net Assets 100.0%		$882,889,496

ß	Zero coupon security. Interest rate presented is yield to maturity.
^^	Collateralized by:
	(1)	U.S. government securities, 0.00% to 8.125%, 5/31/2010 to 2/15/2029, market value including accrued interest is $39,780,003.
	(2)	U.S. government securities, 0.00% to 6.75%, 5/15/2010 to 2/15/2040, market value including accrued interest is $20,400,004.
	(3)	U.S. government securities, 2.50% to 4.75%, 4/30/2015 to 2/15/2019, market value including accrued interest is $128,520,012.
	(4)	U.S. government securities, 1.00%, 7/31/2011 to 4/30/2012, market value including accrued interest is $46,988,341.
	(5)	U.S. government securities, 0.00% to 5.125%, 8/19/2010 to 2/15/2020, market value including accrued interest is $120,360,005.
	(6)	U.S. government securities, 1.125% to 3.375%, 6/30/2011 to 4/30/2017, market value including accrued interest is $60,180,539.
	(7)	U.S. government securities, 0.00% to 4.875%, 7/29/2010 to 4/30/2017, market value including accrued interest is $120,360,002.
	(8)	U.S. government security, 4.75%, 2/15/2037, market value including accrued interest is $20,400,002.
	(9)	U.S. government securities, 1.375% to 3.00%, 1/15/2013 to 9/30/2016, market value including accrued interest is $80,580,389.
	(10)	U.S. government securities, 0.625% to 3.875%, 1/15/2012 to 2/15/2040, market value including accrued interest is $120,360,696.
	(11)	U.S. government securities, 0.00%, 5/6/2010 to 3/10/2011, market value is $25,500,329.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

On April 30, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

1

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

2

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

April 30, 2010 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER 10.2%
Asset-Backed 10.2%
Straight A Funding, LLC:
0.22%, 05/03/2010, (Insd. by FFB) ß	$10,000,000	$10,000,000
0.23%, 05/04/2010, (Insd. by FFB) ß	10,000,000	9,999,950
0.23%, 05/05/2010, (Insd. by FFB) ß	10,000,000	9,999,900
0.23%, 05/06/2010, (Insd. by FFB) ß	10,000,000	9,999,850
0.23%, 05/10/2010, (Insd. by FFB) ß	2,850,000	2,849,895
0.28%, 07/02/2010, (Insd. by FFB) ß	6,500,000	6,497,292
0.29%, 07/09/2010, (Insd. by FFB) ß	3,300,000	3,298,464
0.29%, 07/15/2010, (Insd. by FFB) ß	15,000,000	14,992,092
0.30%, 07/20/2010, (Insd. by FFB) ß	12,500,000	12,492,958

Total Commercial Paper (cost $80,130,401)		80,130,401

CORPORATE BONDS 1.0%
FINANCIALS 1.0%
Diversified Financial Services 1.0%
General Electric Capital Corp., 0.88%, 06/09/2010 (cost $7,532,766)	7,500,000	7,532,766

U.S. GOVERNMENT & AGENCY OBLIGATIONS 51.3%
FFCB:
0.12%, 06/25/2010	8,250,000	8,249,193
FRN:
0.17%, 05/05/2010-05/28/2010	59,000,000	58,998,384
6.69%, 09/08/2010	2,000,000	2,044,756
FHLB:
0.15%, 05/21/2010-05/26/2010	20,000,000	19,998,374
0.18%, 07/21/2010	8,000,000	7,996,717
0.27%, 10/29/2010	9,000,000	8,998,459
0.28%, 11/08/2010	8,000,000	7,998,080
0.60%, 07/26/2010	16,000,000	16,014,648
3.50%, 07/16/2010	10,000,000	10,066,795
4.52%, 08/10/2010	1,500,000	1,517,316
5.125%, 09/10/2010	4,250,000	4,322,849
FRN:
0.16%, 05/12/2010 ß	10,000,000	9,994,845
0.20%, 05/15/2010	5,000,000	4,997,222
0.22%, 05/02/2010	1,200,000	1,200,000
4.375%, 09/17/2010	7,500,000	7,614,619
FHLMC:
0.15%, 05/17/2010	8,500,000	8,499,521
0.17%, 06/23/2010 ß	8,000,000	7,998,017
0.20%, 08/11/2010	8,000,000	7,995,556
0.21%, 08/09/2010-08/10/2010	18,250,000	18,239,519
0.27%, 09/27/2010	882,000	881,028
0.30%, 10/04/2010-10/26/2010	34,500,000	34,454,206
2.875%, 06/28/2010	9,000,000	9,037,679
FNMA:
0.15%, 06/03/2010	10,000,000	9,998,708
0.16%, 05/05/2010	7,500,000	7,499,942
0.19%, 07/14/2010	10,000,000	9,996,300
0.21%, 08/04/2010	7,500,000	7,495,834
0.27%, 09/08/2010-09/22/2010	8,500,000	8,491,414
0.29%, 10/06/2010	846,000	844,937
FRN, 0.19%, 07/13/2010	100,000,000	100,001,300

Total U.S. Government & Agency Obligations (cost $401,446,218)		401,446,218

1

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)
	Principal Amount	Value

REPURCHASE AGREEMENTS 40.5% ^^
Bank of America Corp., 0.20%, dated 4/30/2010, maturing 5/03/2010, maturity value $21,000,350 (1)	$21,000,000	$21,000,000
Barclays Capital, Inc., 0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $30,000,475 (2)	30,000,000	30,000,000
BNP Paribas Securities Corp.:
0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $157,239,490 (3)	157,237,000	157,237,000
0.20%, dated 4/30/2010, maturing 5/03/2010, maturity value $14,000,233 (4)	14,000,000	14,000,000
Citigroup Global Markets, Inc., 0.20%, dated 4/30/2010, maturing 5/03/2010, maturity value $10,000,167 (5)	10,000,000	10,000,000
Credit Suisse Corp.:
0.19%, dated 4/30/2010, maturing 5/03/2010, maturity value $30,000,475 (6)	30,000,000	30,000,000
0.20%, dated 4/30/2010, maturing 5/03/2010, maturity value $18,000,300 (7)	18,000,000	18,000,000
Goldman Sachs Group, Inc., 0.20%, dated 4/30/2010, maturing 5/03/2010, maturity value $9,000,150 (8)	9,000,000	9,000,000
JPMorgan Chase & Co., 0.20%, dated 4/30/2010, maturing 5/03/2010, maturity value $14,000,233 (9)	14,000,000	14,000,000
RBS Securities, Inc., 0.20%, dated 4/30/2010, maturing 5/03/2010, maturity value $14,000,233 (10)	14,000,000	14,000,000

Total Repurchase Agreements (cost $317,237,000)		317,237,000

Total Investments (cost $806,346,385) 103.0%		806,346,385
Other Assets and Liabilities (3.0%)		(23,636,295)

Net Assets 100.0%		$782,710,090

ß	Zero coupon security. Rate represents yield to maturity.
^^	Collateralized by:
	(1)	U.S. government securities, 4.00% to 5.50%, 6/1/2038 to 3/15/2040, market value including accrued interest is $21,630,000.
	(2)	U.S. government securities, 2.45% to 6.54%, 1/1/2017 to 5/1/2048, market value including accrued interest is $30,900,000.
	(3)	U.S. government securities, 1.00%, 7/31/2011 to 4/30/2012, market value including accrued interest is $160,381,743.
	(4)	U.S. government securities, 2.90% to 6.50%, 1/1/2020 to 5/1/2040, market value including accrued interest is $14,420,000.
	(5)	U.S. government securities, 2.10% to 9.00%, 7/1/2010 to 10/1/2049, market value including accrued interest is $10,299,925.
	(6)	U.S. government securities, 3.50% to 10.50%, 5/1/2010 to 3/1/2050, market value including accrued interest is $30,900,162.
	(7)	U.S. government securities, 0.00% to 10.50%, 10/28/2010 to 2/1/2040, market value including accrued interest is $18,396,113.
	(8)	U.S. government securities, 5.50% to 6.00%, 1/20/2036 to 11/15/2039, market value including accrued interest is $9,270,000.
	(9)	U.S. government securities, 4.00% to 10.00%, 12/1/2013 to 7/1/2039, market value including accrued interest is $14,420,054.
	(10)	U.S. government securities, 0.00% to 7.25%, 6/16/2010 to 8/6/2038, market value including accrued interest is $14,280,072.

The date shown for each security represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations
FFB	Federal Financing Bank
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FRN	Floating Rate Note

On April 30, 2010, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

2

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

April 30, 2010 (unaudited)

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, all of the Fund’s investments in securities carried at fair value were designated as Level 2 inputs.

3

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: June 28, 2010

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: June 28, 2010